united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Stuart M Strauss, Esq. Dechert LLP

1095 Avenue of the Americas, New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

Class I Shares

SEMI-ANNUAL REPORT
As Of February 28, 2023

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS
AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’s Letter	Page 1
Investment Review	Page 6
Schedules of Investments	Page 39
Statements of Assets and Liabilities	Page 79
Statements of Operations	Page 83
Statements of Changes in Net Assets	Page 87
Notes to Financials	Page 93
Financial Highlights	Page 114
Supplemental Information	Page 123
Privacy Notice	Page 127

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman, President & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Stephen Ventimiglia	Vice President & Secretary
Jonathan W. Ventimiglia	Vice President, Assistant Secretary,
Treasurer & Chief Financial Officer
Frederick C. Teufel, Jr	Chief Compliance Officer
Timothy J. Burdick	Assistant Secretary
Richard S. Gleason	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC	Northern Lights Distributors, LLC
12725 W. Indian School Road, Suite E-101	4221 N 203rd Street, Suite 100
Avondale, Arizona 85392	Elkhorn, Nebraska 68022

Transfer & Shareholder Servicing Agent	Custodian
Ultimus Fund Solutions, LLC	BNY Mellon Corp.
4221 N 203rd Street, Suite 100	225 Liberty Street
Elkhorn, Nebraska 68022	New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Ultimus Fund Solutions, LLC	Ultimus Fund Solutions, LLC
4221 N 203rd Street, Suite 100	4221 N 203rd Street, Suite 100
Elkhorn, Nebraska 68022	Elkhorn, Nebraska 68022

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2023

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”). This report covers the six months from September 1, 2022 through February 28, 2023.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy. The Saratoga Advantage Trust’s portfolios are managed by some of the world’s leading institutional investment advisory firms. Combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

ECONOMIC OVERVIEW

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States grew by 2.6% during the fourth quarter of 2022, down from 3.2% during the third quarter of 2022 (all GDP growth rates discussed are seasonally adjusted annualized rates unless otherwise noted). Within the main components of GDP during the quarter, consumer spending as measured by Personal Consumption Expenditures (PCE) advanced by 1.0%, while private sector investment as measured by Gross Private Domestic Investment (GPDI) rose 4.5%, reversing course after two steeply negative quarters. Government spending, which accounts for both consumption and gross investment rose 3.8%, though average government spending growth over the past year remains under 1.0%. The quarter’s GDP print once again benefited from net exports; though export growth was negative for the quarter, imports fell even further.

Consumer spending grew during the quarter, however spending on goods continues to deteriorate with PCE Goods down each quarter of 2022. The largest component of GDP, the Services portion of PCE, has now grown for ten straight quarters, though growth trends are falling. While spending on services is a positive signal from the nation’s consumers, the decimation of Residential spending, especially in the single family home market is just the opposite. Persistently high housing costs, falling real wages, and higher interest rates continue to roil the housing market; after falling 17.8% and 27.1% in the past two quarters, Residential contraction was 25.1% in the fourth quarter. Multi-family housing spending did post strong growth during the quarter, but the vast majority of the country’s roughly 129 million housing units are single-family, which continue to face chronic supply difficulties. While spending on residential structures currently accounts for around 4.0% of GDP, investment into the country’s non-residential structures is closer to 2.6%. This smaller portion of GDP rallied last quarter, led by investment into healthcare and manufacturing structures. Though we’re always happy to see investment into the nation’s buildings, healthcare and manufacturing spending is often resilient in the face of recessionary tides.

As we wrote in last quarter’s MIVI, the depth of economic pain we see will likely correlate with how inflation persists and how the Federal Reserve (Fed) reacts to incoming inflation data. While many may focus on inflation falling back to the Fed’s 2.0% target, we believe inflation around 4.0% should allow the economy and earnings to recover and investors to see some relief. As inflation continues to fall towards 4.0%, and under that target on the producer side, many await the Fed’s reaction to see if policymakers consider their job well done and a more neutral stance being appropriate.

Monetary Policy: The Federal Reserve continues its tapering program. The Fed balance sheet topped out at roughly $8.96 trillion in April 2022, and has dropped to $8.71t at the end of March 2023. Notably, the Fed’s balance sheet grew by nearly $400 billion in March, as the collapse of SVB drove banks to take advantage of Fed liquidity programs. The Fed was quick to point out that such activity did not represent a change in their continued tapering operation, though it is a reminder of just how complex the job ahead of the Fed is as they try to shrink their massive balance sheet.

The Fed remains persistent in squeezing the country’s money supply. As of February, the monetary base fell 11.9% y-o-y, down from a cycle high of 57.7%. Within the monetary base, we see the Fed is manipulating policy considerably via currency in circulation (CiC). CiC hit a pandemic-high growth rate of 17% y-o-y in 2020; that figure has now dropped to 2.3% y-o-y, far below its modern historical y-o-y growth rate of roughly 7.0%. M2, one of the most widely used monetary figures for measuring liquidity in the economy, is also down massively from its cycle-high 22% y-o-y growth in February 2021 to -2.5% y-o-y currently, also well below its modern historical growth rate of 7.1% y-o-y; it is extremely unusual to see M2 negative over any significant period of time.

Tight monetary policy generally impacts the economy more quickly than loose monetary policy, and the Fed seems to be having success in pressuring the economy via their monetary policy tools.

Interest Rates: One-year treasuries rose rapidly in 2022, then stalled a bit during the winter months to close the year near 4.7%; after some volatile trading in February and March, they look range-bound near that same level. We generally see this treasury issue move up when inflation is high and the market is anticipating the Fed will move their target rates higher. The bond market seems to be signaling that it believes the Fed has done its job and may not need to continue raising rates in its fight against inflation. Out further on the yield curve, we generally find rates are less correlated to inflation and more representative of the bond market’s assumption of future growth. After posting strong gains in 2022, three-, five-, and ten-year treasury rates have fallen well off of their highs. This has resulted in the yield curve inverting towards the shorter end of the curve, after having done so at the long end in mid-2022.

Regarding long-term corporate bonds, the quality spread as measured by Moody’s-rated Baa bonds minus Aaa bonds continues moving up. The quality spread has historically been a good predictor of confidence in the corporate bond market and helps us establish a baseline expectation for corporate earnings. The quality spread approached a long-term low of 0.65 during June 2021, but has steadily moved up since, reaching 1.16 in December 2022. The spread has started to normalize, falling back to 1.03 in March. After a period of suggesting corporate earnings might begin to stall, and seeing that dynamic play out in earnings revisions, a spread at current levels is closer to neutral as an indicator for future corporate earnings.

Equity Valuations: As of March 31, 2023, the S&P 500 index was at 4,109. Our proprietary valuation work suggests a fair value for the S&P 500 around 3,780. Earnings growth projections are facing adjustments downward. We believe PE levels are likely to stay suppressed below their modern historical (1990 to present) mean of roughly 24.9 as inflation and intermediate-to-long-term interest rates are presenting a headwind to valuations. Earnings are generally a leading indicator, peaking slightly before recessions. We wrote previously that earnings had potentially put in a near-term peak, and we’ve now seen three consecutive negative quarters along with continued downgrades in estimates.

To create a range of equity market outcomes, we use a valuation tool which we refer to as our Proper PE Valuation™ tool. Among other things, this analysis provides us with a set of ranges above and below which we consider the S&P 500 overvalued or undervalued, respectively. Our proprietary valuation work currently sets an appropriate S&P 500 PE from 20.5 to 22.5. This produces a fair value range of 3,824 to 4,197 over the next six months. Earnings growth is soft, however inflation and long-term rates dropping has once again slightly bumped up PE projections from our last report. The current levels and trends of the underlying data we analyze, including our technical work, indicates that we are likely to stay in or near fair-value range for the near-term; last quarter we wrote there is likely more risk to our PE target on the downside than the upside, however that evaluation is changing as inflation cools rapidly.

Inflation: Our past few inflation reports have focused on wages, which have historically played a large roll in our inflation research, and said wage data remains instructive to us. In particular, average weekly earnings of Production and Non Supervisory employees, specifically for Goods-producing workers (Goods Wages), has been a reliable leading indicator for inflation. It is useful to think about the growth of these types of wages in comparison to the growth of inflation; we generally view these wages and others as “pushing” inflation either up or down, and expect their movements to be correlated over time, if not immediately so. In December 2020, Goods Wages had risen 7.8% y-o-y, while CPI was at just 1.3%. We would view it as untenable for these wages to stay so elevated without eventually pushing inflation higher. Of course, we know now that inflation did, in fact, eventually follow high wage growth among other causal data.

That dynamic reversed a number of quarters ago. Over the past year, Goods Wages are up just 2.7% while CPI remains near 5%. Other wage component data we track lends confirmation: Total Private Average Weekly Earnings of Production and Non Supervisory Employees is a bit higher, at 4.4%, though also meaningfully negative on a real basis, off of a high at 8%. Manufacturing average weekly hours has also put in a sustained downtrend. Once again, we find it unlikely wages and inflation will remain dislocated; current wage trends should continue to pressure inflation downward.

The producer side of the story is saying the same, with a well-under-trend 2.7% reading in March.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Saratoga portfolio was formed to represent an asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.

Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards against which to measure the portfolios, in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839. For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of the Trust’s portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.
Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia
Chairman, President and
Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully. This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

The S&P 500 is an unmanaged, capitalization-weighted index. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. Any statements not of a factual nature constitute opinions which are subject to change without notice. Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. 6190-NLD-04282023

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by: M.D. Sass Investor Services, Inc., New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	9/1/94 — 2/28/23*	7.04%
Ten Year:	3/1/13 — 2/28/23*	10.27%
Five Year:	3/1/18 — 2/28/23*	10.94%
One Year:	3/1/22 — 2/28/23	1.84%
Six Months:	9/1/22 — 2/28/23	5.96%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022, is 1.66%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long -term earnings growth potential. In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers. Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

PORTFOLIO ADVISER COMMENTARY

The Saratoga Large Cap Value Portfolio posted solid relative performance during the period. Performance was aided by investments in the Healthcare, Communication Services, and Industrial sectors. API Group (6.51%) was the portfolio’s top performing stock, up 51%. One of the leading companies in the highly fragmented Safety Service market has raised synergy guidance for its transformational acquisition of Chubb Fire and Safety, improved free cash flow conversion and has grown organically. The company affirmed margin expansion at Chubb and has plans to de-lever the balance sheet which could lead to further multiple expansion.

The main detractors from performance were First Republic (4.54%) and East West Bancorp (4.06%). Both of these stocks were negatively affected by rapid interest rate increases along with deposit flight at various regional banks. We exited both stocks during the March 2023 selloff.

We expect a slowing economy with wide divergence in performance amongst different stocks and sectors which we believe may favor the portfolio’s value-oriented, relatively concentrated approach to stock selection.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/23. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
API Group Corporation	6.5%
CACI International, Inc., Class A	5.6%
Raytheon Technologies Corporation	5.1%
Liberty Media Corp-Liberty Formula One - Series C	5.1%
MasTec, Inc.	5.1%
AmerisourceBergen Corporation	5.0%
Crown Holdings, Inc.	5.0%
Chemed Corporation	4.9%
ON Semiconductor Corporation	4.8%
Rockwell Automation, Inc.	4.8%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	9/1/94 – 2/28/23*	8.55%
Ten Year:	3/1/13 – 2/28/23*	12.90%
Five Year:	3/1/18 – 2/28/23*	9.83%
One Year:	3/1/22 – 2/28/23	(11.31)%
Six Months:	9/1/22 – 2/28/23	(2.12)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022, is 1.67%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio’s Adviser employs quantitative and qualitative analysis that seeks to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

The six-month period ending February 28, 2023 was an interesting period for US equities as, unlike recent history, the average stock performed significantly better than the largest names in the broad market. This was even more evident within the growth universe where the equal-weighted indexes generally trounced their cap-weighted brethren. The large cap growth sector trailed large cap value during the period; a shift likely triggered by the Federal Reserve’s all-out assault against the highest inflation experienced in the US since the early 1980’s.

The Fed raised short-term interest rates from near zero to 5% and remains committed to further rate increases to squelch inflation down from its 9.1% peak last summer to their 2.0% target range. The Fed’s actions represent the most dramatic tightening cycle since the 1980s and it appears to already be impacting the most interest rate sensitive sectors of the economy, including financials. The Fed has made it clear they will not risk a start and stop approach to fighting inflation, which means they seem fully prepared to tip the economy into recession, if that is required to quell wage and price increases. We believe market themes for 2023 are likely to remain similar to 2022 as stubbornly high inflation and sharply higher interest rates continue to compress valuations, incite fears of recession and pressure corporate profits. If the stock market is going to reverse the losses of 2022, a prompt end to the Fed’s rate hiking campaign and improvement in financial conditions is likely a key component. Every major inflationary peak since WWII has experienced a downturn in corporate profits over the 12-months following the peak. If history holds, then 2023 earnings for the S&P 500 would be expected to be at least 8% below 2022 earnings. Whether this potential earnings downturn is already priced into market valuations, or whether the downturn even comes to pass, is still very much up in the air.

For the six-month period ending February 28, 2023, the Saratoga Large Cap Growth Portfolio posted slightly positive relative performance. The best performing sectors were Financials and Information Technology while Health Care was a drag on performance. Two insurance companies, Arch Capital Group (2.14%) and Everest Re Group (2.47%) were significant contributors as was software company Splunk (2.56%) which reported successive quarters of earnings significantly better than expected and guidance that continued to portend its strength in IT operations management. Negative sentiment towards managed care companies in general hurt shares of Molina Healthcare (1.65%) while a lower growth outlook from Veeva Systems (0.00%) weighed on investors.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/23. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Apple, Inc.	10.5%
Microsoft Corporation	8.2%
Tesla, Inc.	3.3%
Airbnb, Inc., Class A	2.9%
United Rentals, Inc.	2.8%
NVIDIA Corporation	2.8%
Amazon.com, Inc.	2.6%
Splunk, Inc.	2.6%
Synopsys, Inc.	2.5%
Everest Re Group Ltd.	2.5%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by: Vaughn Nelson Investment Management, L.P., Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	1/7/03 – 2/28/23*	8.79%
Ten Year:	3/1/13 – 2/28/23*	8.13%
Five Year:	3/1/18 – 2/28/23*	6.09%
One Year:	3/1/22 – 2/28/23	(5.26)%
Six Months:	9/1/22 – 2/28/23	3.61%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022, is 2.01%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies. The Adviser invests in medium capitalization companies with a focus on total return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes: (i) companies earning a positive economic margin with stable-to -improving returns; (ii) companies valued at a discount to their asset value; and (iii) companies with an attractive dividend yield and minimal basis risk. In selecting investments, the Adviser generally employs the following strategy: (i) value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood; (ii) use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and (iii) use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

PORTFOLIO ADVISOR COMMENTARY

US equity markets staged a modest rally in the fourth quarter of 2022. International equity markets generally outperformed US equity markets. The recovery in equity markets was largely driven by peaking inflationary conditions and the rapid increase in non -US interest rates relative to US interest rates, which triggered a broad-based decline in the US dollar. The 2022 bear market in equities reflects the impact of higher interest rates increasing the cost of capital, and thereby decreasing equity valuations. The next challenge for markets will be digesting declining earnings expectations for 2023. We believe the largest reduction in earnings expectations should occur during the first two quarters of 2023. A second half recovery will be contingent on the interplay between a deceleration in inflation and whether the higher interest rates lead to excessive economic and market weakness.

With sequential growth looking like it is set to slow in both Q1 and Q2 of 2023, the US earnings recession that began in Q4 2022 could potentially become a broader economic recession in the short term. Typically, banking stress develops once we are well into a recession as the ability for borrowers to service debt becomes impaired. Given the rapid increase in interest rates, regional banks are already under tremendous pressure despite credit costs remaining well below historical norms. While we believe the Federal Reserve’s interest rate hiking cycle is mainly in the rear-view mirror, we suspect we are still in the early stages of experiencing rising credit losses. The developing strains in the banking system will only enhance the lagged effects of rising interest rates, which were set to materially impair economic activity and availability of liquidity during 2023.

As a result of buys and sells and market action, the Saratoga Advantage Trust Mid Cap Portfolio is overweight Industrials, Financials, Utilities, and Materials while underweight Consumer Discretionary, Real Estate, Information Technology, Energy, Health Care, Consumer Staples, and Communication Services. During the period, the portfolio experienced positive absolute and negative relative performance. Positive relative performance came from Industrials, Information Technology, Real Estate, Consumer Staples, Materials, and Communication services while offset by underperformance in Utilities, Health Care, Energy, Consumer Discretionary, and Financials.

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
WillScot Mobile Mini Holdings Corporation	4.3%
Republic Services Inc.	3.6%
Nexstar Media Group Inc.	3.2%
Motorola Solutions Inc.	3.2%
FactSet Research Systems Inc.	2.9%
Allstate Corporation (The)	2.9%
MAXIMUS Inc.	2.6%
AmerisourceBergen Corporation	2.6%
SS&C Technologies Holdings Inc.	2.5%
Nasdaq Inc.	2.3%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by: Zacks Investment Management, Inc., Chicago, Illinois

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	9/1/94 – 2/28/23*	8.45%
Ten Year:	3/1/13 – 2/28/23*	7.65%
Five Year:	3/1/18 – 2/28/23*	7.03%
One Year:	3/1/22 – 2/28/23	(8.28)%
Six Months:	9/1/22 – 2/28/23	(0.09)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022, is 2.06%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined “bottom -up” approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.

PORTFOLIO ADVISOR COMMENTARY

During Q4 2022, small-cap stocks as an asset class underperformed mid-cap and large-cap stocks. During the quarter, US employment and economic growth remained strong. Towards the end of the quarter, China started relaxing its strict covid lockdown. Energy prices also began moving lower. Inflation remained uncomfortably high. In order to bring down inflation, the Federal Reserve maintained the tightening of financial conditions by raising interest rates at a fast pace while also winding down its balance sheet. Markets started weighing the pros of a still-strong economy with employment growth versus the cons of an economy with tighter financial conditions, which may lead to a future economic slowdown and a potential recession. Due to this environment, smaller stocks underperformed their larger counterparts.

As we entered Q1 2023, small-cap stocks continued their relative underperformance. US economic and employment growth stayed strong, and inflation started lowering. The pace of the Federal Reserve’s interest rate increases slowed moderately. During the early part of the quarter, there was optimism that the economy may avoid a recession, which helped smaller stocks to perform well. This was offset towards the end of the quarter by the failure of two regional banks and the emergence of contagion fears in other banks. Additionally, tighter lending by the banks and the subsequent slowdown in economic growth added to an increased potential of a recession. In this volatile environment, investor preference leaned toward larger stocks as opposed to their smaller counterparts. These smaller stocks are more exposed to risks stemming from a lack of economic growth and bank lending.

In the small-cap space, technology, consumer discretionary, materials, industrials, and consumer staples sectors outperformed. The financials, energy, and health care sectors underperformed. The portfolio’s overweight to the technology and consumer discretionary sectors helped the relative performance. An underweight to consumer staples sector hurt the relative performance.

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
WESCO International Inc.	2.4%
Applied Industrial Technologies Inc.	2.2%
Encore Wire Corporation	2.2%
EMCOR Group Inc.	1.9%
Builders FirstSource Inc.	1.8%
Academy Sports & Outdoors Inc.	1.7%
Hillenbrand Inc.	1.7%
Quaker Houghton	1.7%
GATX Corporation	1.5%
Lindsay Corporation	1.5%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	9/1/94 – 2/28/23*	1,22%
Ten Year:	3/1/13 – 2/28/23*	0.64%
Five Year:	3/1/18 – 2/28/23*	(0.59)%
One Year:	3/1/22 – 2/28/23	(12.42)%
Six Months:	9/1/22 – 2/28/23	11.91%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022, is 3.23%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. A stock is sold when it no longer meets the Adviser’s criteria.

PORTFOLIO ADVISOR COMMENTARY

The Saratoga International Equity Portfolio posted strong relative performance during the period. During these six months, non -US markets generally outpaced US equities. Markets outside the US were aided by a steep sell-off in the greenback in November and December.

Market themes for 2023 are likely to remain similar to 2022 as stubbornly high inflation and sharply higher interest rates continue to compress valuations, incite fears of recession and pressure corporate profits. Given the resolute commitment of central banks to combat inflation, we believe inflation has likely peaked and will further recede in 2023. Just one week into 2023 the World Bank cut estimates for 2023 growth to 1.7% from 3.5% due to weaker growth expectations for the US, Europe and China. The downgrade was due to a myriad of reasons including persistently high inflation, rising interest rates, Russia’s continued war on Ukraine, and lingering effects of lockdowns in China. The first half of 2023 is likely to be a challenging period for corporate profits. On the bright side, the prospect of a strong earnings recovery could provide a favorable base for global equity markets into late 2023 and beyond.

Developed Europe was the standout region over the six months in both the benchmark and the portfolio, as the severe energy crisis that was so feared last summer did not become a reality. Both portfolio stock selection within, and an overweight to, the region aided excess return. The UK was the lead contributor, with the Netherlands, Spain, and Switzerland also significantly outperforming. Emerging Asia was the second largest contributor, with the largest driver of outperformance being an underweight to India.

From a sector view, Financials holdings were the largest contributor to excess return, led by two European banks, Banco Santander (2.73%) and ABN AMRO (3.05%), which were the top two individual performers in the portfolio during the period. Consumer Staples was the second largest outperformer, with all four holdings making positive contributions. The Energy sector came in third place in terms of relative return. The Consumer Discretionary sector was the only detractor of note. Allocation effect was minimal.

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
ABN AMRO Bank N.V.	3.0%
BP plc	2.8%
Novo Nordisk A/S	2.8%
UBS Group A.G.	2.8%
Banco Santander S.A.	2.7%
Sumitomo Mitsui Financial Group Inc.	2.7%
WPP plc	2.7%
GEA Group A.G.	2.6%
STMicroelectronics N.V.	2.6%
Taiwan Semiconductor Manufacturing Company	2.6%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	1/28/03 – 2/28/23*	8.32%
Ten Year:	3/1/13 – 2/28/23*	8.87%
Five Year:	3/1/18 – 2/28/23*	5.44%
One Year:	9/1/22 – 2/28/23	1.84%
Six Months:	9/1/22 – 2/28/23	3.33%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022, is 2.50%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser utilizes a top-down investment approach focused on long-term economic trends. The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential. Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices. The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

PORTFOLIO ADVISOR COMMENTARY

During the semi-annual period ended February 28th, 2023, US markets were relatively flat as volatility and uncertainty resulted from mixed economic data as the Federal Reserve rate hikes began to sink in. Inflation has also shown signs of peaking as economic data continues to decelerate. However, the labor market and excess savings remained strong which allowed economic activity and earnings to remain healthier as companies were able to pass on pricing costs to consumers.

The Healthcare sector slightly outperformed the overall market over the six-month period. Patients have slowly begun to return to the doctor’s office as well as move forward with elective procedures. This resulted in Biotechnology outperforming during the period through increased prescriptions along with Healthcare Equipment companies that benefit from discretionary procedures. Managed Healthcare underperformed as investors shifted to a more risk-on allocation which included beaten up Technology stocks.

The Federal Reserve is adamant on remaining data driven and the recent failure of several banks suggests we are getting close to a pause in this tightening cycle. This would be a welcome event for the US equity market in our opinion. That said, we anticipate continued market volatility until investors are certain the Fed has beaten inflation. The defensive characteristics of the group keep it potentially attractive as a result. Further, we believe Healthcare stocks continue to present an attractive blend of valuation, demographic trends and a still unfolding return to normal operating environment.

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Amgen Inc.	5.2%
Regeneron Pharmaceuticals Inc.	4.6%
Merck & Company Inc.	3.9%
AbbVie Inc.	3.8%
United Therapeutics Corporation	3.7%
Bio-Rad Laboratories Inc.	3.6%
AmerisourceBergen Corporation	3.5%
McKesson Corporation	3.4%
Vertex Pharmaceuticals Inc.	3.4%
Laboratory Corp of America Holdings	3.3%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	1/7/03 – 2/28/23*	11.57%
Ten Year:	3/1/13 – 2/28/23*	12.53%
Five Year:	3/1/18 – 2/28/23*	6.18%
One Year:	3/1/22 – 2/28/23	(16.89)%
Six Months:	9/1/22 – 2/28/23	(2.80)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022, is 2.15%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, valuation, competitive advantages and management.

PORTFOLIO ADVISOR COMMENTARY

US equity markets traded relatively flat during the semi-annual period ended February 28th, 2023. While inflation has slowed and the Federal Reserve has reduced the pace of rate hikes, uncertainty remains. Economic data has been decelerating creating a headwind for inflation, but prices do remain elevated in certain areas largely related to service industries. Excess savings and a strong labor market have kept consumer spending higher for longer than most anticipated when the Fed began to raise rates a year ago. That said, we expect the cumulative effect of this tightening cycle to slow economic growth further in the second half of the year.

The Technology sector performed relatively in line with the broader market during the period albeit not in a straight line. Early in the period Technology stocks, particularly those exposed to the consumer, underperformed as investors feared the Fed’s actions would weigh heavily on spending. However, the consumer has remained resilient. This combined with perceived attractive valuations pushed the sector higher in the final three months of the period. Further, large capitalization technology companies have begun right sizing for the slower growth environment ahead which has been welcomed by investors.

We remain constructive on the broader Technology industry and believe secular trends could continue to make it one of the most profitable and fastest growing sectors within the market. We think that profitability and efficiency have the potential for expansion as the risk profile that tolerated deferred profitability in return for rapid near-term growth shifts due to an increased cost of capital. Likewise, we believe the portfolio’s preference for what we deem high-quality growth and respect for shareholder capital will be sought-after characteristics moving forward.

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Alphabet Inc.	6.4%
Cisco Systems Inc.	6.4%
Visa Inc.	5.8%
Amazon.com Inc.	5.7%
Microsoft Corporation	5.6%
QUALCOMM Inc.	5.3%
Apple Inc.	5.2%
Oracle Corporation	5.1%
Amdocs Ltd.	4.8%
KLA Corporation	4.7%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	1/7/03 – 2/28/23*	4.69%
Ten Year:	3/1/13 – 2/28/23*	(0.73)%
Five Year:	3/1/18 – 2/28/23*	0.66%
One Year:	3/1/22 – 2/28/23	6.90%
Six Months:	9/1/22 – 2/28/23	8.53%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022 is 3.22%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality companies within the energy and basic materials sectors. The Adviser’s selection process incorporates a multi-factor valuation framework, capital structure, and financial quality analysis. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, and price to operating cash flow. Valuation methodology is industry-specific within the energy and basic materials sectors. This process produces a list of eligible companies which are then subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

Both the Energy and Materials sectors significantly outpaced the broad market during the period. Over these six months the price of Natural Gas plummeted from $8.93/MMBtu to $2.50/MMBtu (Henry Hub). Crude oil prices also fell but not as dramatically, down 14.7% to $76.88/bbl (West Texas Intermediate).

The Saratoga Energy & Basic Materials Portfolio’s Energy holdings (59% of portfolio weight during the period, on average) saw outperformance in both Refining & Marketing and Integrated Oil & Gas holdings, more than offsetting a drag from Storage & Transportation holdings. An underweight to the Equipment & Services was a detractor, while an underweight to Storage & Transportation was a positive.

The portfolio’s Basic Materials holdings (39% of portfolio weight during the period, on average) posted strong relative returns for the period. Chemical holdings were the standout performers, particularly the portfolio’s Specialty Chemical names. This positive effect was partially mitigated by poor stock selection in Metals & Mining. An underweight to Industrial Gases was a negative while an overweight to Steel contributed positively.

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Exxon Mobil Corporation	7.5%
Chevron Corporation	6.8%
Shell plc	4.0%
ConocoPhillips	3.3%
TotalEnergies S.E.	3.3%
Eni SpA	3.2%
Suncor Energy Inc.	3.1%
Rio Tinto plc	2.5%
PBF Energy Inc.	2.5%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	1/7/03 – 2/28/23*	3.54%
Ten Year:	3/1/13 – 2/28/23*	6.80%
Five Year:	3/1/18 – 2/28/23*	2.01%
One Year:	3/1/22 – 2/28/23	(8.82)
Six Months:	9/1/22 – 2/28/23	7.01%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022 is 3.30%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality financial services companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, and capital structure. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, cash held to price and various cash flow ratios. Valuation methodology is industry-specific within the financial services sector. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

The Financial Services sector significantly outpaced the broad market during the period. The top performing holdings in the Saratoga Advantage Trust Financial Services Portfolio were wealth and asset manager Ameriprise Financial (1.25%), diversified bank JPMorgan Chase (4.66%) and retirement and investments firm Voya Financial (1.43%). The portfolio’s underweight to the weak performing group of Insurance Brokers aided performance. Key detractors to performance were Utah based regional bank Zions Bancorp (0.99%), Puerto Rico based regional bank Popular (2.47%) and financial data firm S&P Global (1.66%). The portfolio’s overweight to the underperforming Regional Banking group was a hindrance on performance.

The Fed raised short-term interest rates from near zero to 5% and remains committed to further rate increases to squelch inflation down from its 9.1% peak last summer to their 2.0% target range. The Fed’s actions represent the most dramatic tightening cycle since the 1980s and it appears to already be impacting the most interest rate sensitive sectors of the economy, including financials. The Fed has made it clear they will not risk a start and stop approach to fighting inflation, which means they seem fully prepared to tip the economy into recession, if that is required to quell wage and price increases. We believe market themes for 2023 are likely to remain similar to 2022 as stubbornly high inflation and sharply higher interest rates continue to compress valuations, incite fears of recession and pressure corporate profits. If the stock market is going to reverse the losses of 2022, a prompt end to the Fed’s rate hiking campaign and improvement in financial conditions is likely a key component. Every major inflationary peak since WWII has experienced a downturn in corporate profits over the 12-months following the peak. If history holds, then 2023 earnings for the S&P 500 would be expected to be at least 8% below 2022 earnings. Whether this potential earnings downturn is already priced into market valuations, or whether the downturn even comes to pass, is still very much up in the air.

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Berkshire Hathaway Inc.	8.5%
JPMorgan Chase & Company	4.7%
Chubb Ltd.	4.2%
Morgan Stanley	4.2%
Citigroup Inc.	4.0%
Bank of America Corporation	3.9%
US Bancorp	3.5%
MetLife Inc.	3.4%
Raymond James Financial Inc.	3.3%
CME Group Inc.	3.3%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	9/1/94 – 2/28/23*	3.16%
Ten Year:	3/1/13 – 2/28/23*	0.45%
Five Year:	3/1/18 – 2/28/23*	0.68%
One Year:	3/1/22 – 2/28/23	(1.21)%
Six Months:	9/1/22 – 2/28/23	0.39%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022, is 2.01%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”). The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality. In deciding which Underlying Funds to buy, hold or sell in pursuing the Portfolio’s investment objective, the Manager considers economic developments, interest rate trends, and performance history of an Underlying Fund’s management team, among other factors. The average maturity of the securities held by an Underlying Fund will generally range from three to ten years. In addition, the Portfolio may invest up to 5% of its net assets in Underlying Funds that invest in fixed-income securities of any grade, including those that are rated lower than investment grade at the time of purchase, commonly known as “junk bonds.”

PORTFOLIO ADVISOR COMMENTARY

One-year treasuries rose rapidly in 2022, then stalled a bit during the winter months to close the year near 4.7%; after some volatile trading in February and March, they look range-bound near that same level. We generally see this treasury issue move up when inflation is high and the market is anticipating the Fed will move their target rates higher. The bond market seems to be signaling that it believes the Fed has done its job and may not need to continue raising rates in its fight against inflation. Out further on the yield curve, we generally find rates are less correlated to inflation and more representative of the bond market’s assumption of future growth. After posting strong gains in 2022, three-, five-, and ten-year treasury rates have fallen well off of their highs. This has resulted in the yield curve inverting towards the shorter end of the curve, after having done so at the long end in mid-2022.

Regarding long-term corporate bonds, the quality spread as measured by Moody’s-rated Baa bonds minus Aaa bonds continues moving up. The quality spread has historically been a good predictor of confidence in the corporate bond market and helps us establish a baseline expectation for corporate earnings. The quality spread approached a long-term low of 0.65 during June 2021, but has steadily moved up since, reaching 1.16 in December 2022. The spread has started to normalize, falling back to 1.03 in March. After a period of suggesting corporate earnings might begin to stall, and seeing that dynamic play out in earnings revisions, a spread at current levels is closer to neutral as an indicator for future corporate earnings.

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	90.8%
Vanguard Short-Term Bond Index Fund, Admiral Class	7.6%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Year Ended February 28, 2023
		Class I
Inception:	9/1/94 – 2/28/23*	2.28%
Ten Year:	3/1/13 – 2/28/23*	(0.33)%
Five Year:	3/1/18 – 2/28/23*	(0.44)%
One Year:	3/1/22 – 2/28/23	(1.58)%
Six Months:	9/1/22 – 2/28/23	(0.11)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022, is 3.09%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”). As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Manager generally invests the Portfolio’s assets in Underlying Funds that invest in municipal obligations. There are no maturity limitations on the securities held by the Underlying Funds. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio’s investment objective, the Manager has considerable leeway in deciding which Underlying Funds it buys, holds or sells on a day-to-day basis. The Underlying Fund’s adviser will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, of comparable quality in the opinion of an Underlying Fund’s adviser. An Underlying Fund may invest without limit in municipal obligations such as private activity bonds that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments.

PORTFOLIO ADVISOR COMMENTARY

The Federal Reserve continues its tapering program. The Fed balance sheet topped out at roughly $8.96 trillion in April 2022, and has dropped to $8.71t at the end of March 2023. Notably, the Fed’s balance sheet grew by nearly $400 billion in March, as the collapse of SVB drove banks to take advantage of Fed liquidity programs. The Fed was quick to point out that such activity did not represent a change in their continued tapering operation, though it is a reminder of just how complex the job ahead of the Fed is as they try to shrink their massive balance sheet.

One-year treasuries rose rapidly in 2022, then stalled a bit during the winter months to close the year near 4.7%; after some volatile trading in February and March, they look range-bound near that same level. We generally see this treasury issue move up when inflation is high and the market is anticipating the Fed will move their target rates higher. The bond market seems to be signaling that it believes the Fed has done its job and may not need to continue raising rates in its fight against inflation. Out further on the yield curve, we generally find rates are less correlated to inflation and more representative of the bond market’s assumption of future growth. After posting strong gains in 2022, three-, five-, and ten-year treasury rates have fallen well off of their highs. This has resulted in the yield curve inverting towards the shorter end of the curve, after having done so at the long end in mid-2022.

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
JPMorgan Ultra-Short Municipal Fund, Class I	87.9%
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	7.4%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class I)
2/28/23	3.59%

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	9/1/94 — 2/28/23*	1.66%
Ten Year:	3/1/13 — 2/28/23*	0.29%
Five Year:	3/1/18 — 2/28/23*	0.56%
One Year:	3/1/22 — 2/28/23	1.27%
Six Months:	9/1/22 — 2/28/23	1.27%

[1]	The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022, is 1.11%.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

INVESTMENT REVIEW

AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	1/4/18 — 2/28/23*+	4.75%
Five Year:	3/1/18 — 2/28/23*	5.23%
One Year:	3/1/22 — 2/28/23	(3.70)%
Six Months:	9/1/22 — 2/28/23	2.97%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022 is 3.16%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”) . The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 35%-95% of the Portfolio’s assets to core equity investments; 7.5%-30% to sector equity investments; 2%-55% to fixed income investments; 2%-55% to money market investments; and 4%-40% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

The period was defined by an historically aggressive Fed, falling inflation, and reduced expectations for economic growth. We rely on over fifty macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators generally fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six -month period ending February 2023, we believe: monetary policy is slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; interest rates are negative for equities, neutral for shorter term bonds, and slightly negative for longer term bonds; and, inflation is negative for equities, neutral for shorter term bonds, and slightly negative for longer term bonds.

During the period, the allocation portfolios benefited from an overweight to shorter term bonds versus longer term bonds. Within equities, an overweight to domestic large cap equities versus small cap and mid cap equities helped relative performance, though an underweight to foreign equities was a drag on performance. An overweight to large cap value versus large cap growth also benefited performance.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/23. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Saratoga Large Capitalization Value Portfolio, Class I	18.5%
Saratoga Large Capitalization Growth Portfolio, Class I	12.4%
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	11.9%
Saratoga Mid Capitalization Portfolio, Class I	10.9%
Eaton Vance Global Macro Absolute Return Fund, Class I	9.9%
Vanguard Small-Cap Index Fund, Admiral Class	8.5%
Vanguard Total International Stock Index Fund, Admiral Class	6.6%
Saratoga Health & Biotechnology Portfolio, Class I	4.0%
Saratoga Energy & Basic Materials Portfolio, Class I	3.3%
Vanguard Financials Index Fund, Admiral Class	3.2%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	1/4/18 — 2/28/23*+	3.73%
Five Year:	3/1/18 — 2/28/23*	4.09%
One Year:	3/1/22 — 2/28/23	(3.10)%
Six Months:	9/1/22 — 2/28/23	1.64%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022 is 2.69%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”) . The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. The target allocations are: approximately 5%-65% of the Portfolio’s assets to core equity investments; 8%-75% to fixed income investments; 10%-75% to money market investments; and 2%-30% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

PORTFOLIO ADVISOR COMMENTARY

The period was defined by an historically aggressive Fed, falling inflation, and reduced expectations for economic growth. We rely on over fifty macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators generally fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six -month period ending February 2023, we believe: monetary policy is slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; interest rates are negative for equities, neutral for shorter term bonds, and slightly negative for longer term bonds; and, inflation is negative for equities, neutral for shorter term bonds, and slightly negative for longer term bonds.

During the period, the allocation portfolios benefited from an overweight to shorter term bonds versus longer term bonds. Within equities, an overweight to domestic large cap equities versus small cap and mid cap equities helped relative performance, though an underweight to foreign equities was a drag on performance. An overweight to large cap value versus large cap growth also benefited performance.

INVESTMENT REVIEW

CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	31.1%
Saratoga Large Capitalization Value Portfolio, Class I	13.5%
Saratoga Large Capitalization Growth Portfolio, Class I	8.9%
Saratoga Mid Capitalization Portfolio, Class I	7.8%
Eaton Vance Global Macro Absolute Return Fund, Class I	7.5%
Vanguard Small-Cap Index Fund, Admiral Class	1.8%
Vanguard Total International Stock Index Fund, Admiral Class	1.0%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MODERATE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	1/4/18 — 2/28/23*+	4.79%
Five Year:	3/1/18 — 2/28/23*	5.23%
One Year:	3/1/22 — 2/28/23	(3.58)%
Six Months:	9/1/22 — 2/28/23	1.89%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022 is 2.97%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”) . The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 20%-82.5% of the Portfolio’s assets to core equity investments; 2.5%-25% to sector equity investments; 6%-65% to fixed income investments; 7%-65% to money market investments; and 3%-35% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

The period was defined by an historically aggressive Fed, falling inflation, and reduced expectations for economic growth. We rely on over fifty macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators generally fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2023, we believe: monetary policy is slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; interest rates are negative for equities, neutral for shorter term bonds, and slightly negative for longer term bonds; and, inflation is negative for equities, neutral for shorter term bonds, and slightly negative for longer term bonds.

During the period, the allocation portfolios benefited from an overweight to shorter term bonds versus longer term bonds. Within equities, an overweight to domestic large cap equities versus small cap and mid cap equities helped relative performance, though an underweight to foreign equities was a drag on performance. An overweight to large cap value versus large cap growth also benefited performance.

INVESTMENT REVIEW

MODERATE BALANCED ALLOCATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	22.3%
Saratoga Large Capitalization Value Portfolio, Class I	18.7%
Saratoga Large Capitalization Growth Portfolio, Class I	12.2%
Saratoga Mid Capitalization Portfolio, Class I	10.9%
Eaton Vance Global Macro Absolute Return Fund, Class I	7.7%
Vanguard Small-Cap Index Fund, Admiral Class	3.7%
Vanguard Total International Stock Index Fund, Admiral Class	2.4%
Saratoga Health & Biotechnology Portfolio, Class I	2.1%
Saratoga Technology & Communications Portfolio, Class I	1.8%
Saratoga Energy & Basic Materials Portfolio, Class I	1.8%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MODERATELY AGGRESSIVE BALANCED ALLOCATION
PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	1/4/18 — 2/28/23*+	4.49%
Five Year:	3/1/18 — 2/28/23*	5.07%
One Year:	3/1/22 — 2/28/23	(3.51)%
Six Months:	9/1/22 — 2/28/23	2.33%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2023 is 3.14%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”) . The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 30%-90% of the Portfolio’s assets to core equity investments; 5%-27.5% to sector equity investments; 3%-60% to fixed income investments; 5%-60% to money market investments; and 3.5%-37.5% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

The period was defined by an historically aggressive Fed, falling inflation, and reduced expectations for economic growth. We rely on over fifty macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators generally fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six -month period ending February 2023, we believe: monetary policy is slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; interest rates are negative for equities, neutral for shorter term bonds, and slightly negative for longer term bonds; and, inflation is negative for equities, neutral for shorter term bonds, and slightly negative for longer term bonds.

During the period, the allocation portfolios benefited from an overweight to shorter term bonds versus longer term bonds. Within equities, an overweight to domestic large cap equities versus small cap and mid cap equities helped relative performance, though an underweight to foreign equities was a drag on performance. An overweight to large cap value versus large cap growth also benefited performance.

INVESTMENT REVIEW

MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	18.2%
Saratoga Large Capitalization Value Portfolio, Class I	17.3%
Saratoga Large Capitalization Growth Portfolio, Class I	11.4%
Saratoga Mid Capitalization Portfolio, Class I	10.9%
Eaton Vance Global Macro Absolute Return Fund, Class I	8.5%
Vanguard Small-Cap Index Fund, Admiral Class	5.9%
Vanguard Total International Stock Index Fund, Admiral Class	3.9%
Saratoga Health & Biotechnology Portfolio, Class I	2.7%
Saratoga Energy & Basic Materials Portfolio, Class I	2.6%
Saratoga Technology & Communications Portfolio, Class I	2.1%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Periods Ended February 28, 2023
		Class I
Inception:	1/10/18 — 2/28/23*+	4.14%
Five Year:	3/1/18 — 2/28/23*	4.72%
One Year:	3/1/22 — 2/28/23	(2.80)%
Six Months:	9/1/22 — 2/28/23	2.38%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 10, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2022 is 3.21%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”) . The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. The target allocations are: approximately 10%-75% of the Portfolio’s assets to core equity investments; 7%-70% to fixed income investments; 8.5%-70% to money market investments; and 2.5%-32.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

PORTFOLIO ADVISOR COMMENTARY

The period was defined by an historically aggressive Fed, falling inflation, and reduced expectations for economic growth. We rely on over fifty macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators generally fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six -month period ending February 2023, we believe: monetary policy is slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; interest rates are negative for equities, neutral for shorter term bonds, and slightly negative for longer term bonds; and, inflation is negative for equities, neutral for shorter term bonds, and slightly negative for longer term bonds.

During the period, the allocation portfolios benefited from an overweight to shorter term bonds versus longer term bonds. Within equities, an overweight to domestic large cap equities versus small cap and mid cap equities helped relative performance, though an underweight to foreign equities was a drag on performance. An overweight to large cap value versus large cap growth also benefited performance.

INVESTMENT REVIEW

MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	26.8%
Saratoga Large Capitalization Value Portfolio, Class I	18.7%
Saratoga Large Capitalization Growth Portfolio, Class I	12.4%
Saratoga Mid Capitalization Portfolio, Class I	11.6%
Eaton Vance Global Macro Absolute Return Fund, Class I	7.8%
Vanguard Small-Cap Index Fund, Admiral Class	5.6%
Vanguard Total International Stock Index Fund, Admiral Class	3.6%

*	Based on total net assets as of February 28, 2023.

Excludes short-term investments.

Portfolio Composition*

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 89.6%
	AEROSPACE & DEFENSE - 5.1%
11,499	Raytheon Technologies Corporation	$1,127,937

	ASSET MANAGEMENT - 4.6%
81,034	Blue Owl Capital, Inc.	999,960

	BANKING - 8.6%
11,709	East West Bancorp, Inc.	892,343
8,112	First Republic Bank	997,857
		1,890,200
	CHEMICALS - 4.5%
15,897	Corteva, Inc.	990,224

	CONTAINERS & PACKAGING - 5.0%
12,795	Crown Holdings, Inc.	1,106,896

	ELECTRICAL EQUIPMENT - 11.3%
60,974	API Group Corporation(a)	1,432,279
3,549	Rockwell Automation, Inc.	1,046,707
		2,478,986
	ENGINEERING & CONSTRUCTION - 5.1%
11,427	MasTec, Inc.(a)(b)	1,116,646

	HEALTH CARE FACILITIES & SERVICES - 14.3%
7,118	AmerisourceBergen Corporation	1,107,276
4,388	Charles River Laboratories International, Inc.(a)	962,464
2,070	Chemed Corporation	1,079,671
		3,149,411
	INTERNET MEDIA & SERVICES - 4.4%
10,659	Alphabet, Inc., Class A(a)	959,950

	MEDICAL EQUIPMENT & DEVICES - 3.6%
32,666	Avantor, Inc.(a)	796,070

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	PUBLISHING & BROADCASTING - 5.1%
16,619	Liberty Media Corp-Liberty Formula One - Series C(a)	$1,127,931

	SEMICONDUCTORS - 4.8%
13,661	ON Semiconductor Corporation(a)	1,057,498

	SPECIALTY FINANCE - 4.5%
11,393	Walker & Dunlop, Inc.	993,811

	TECHNOLOGY SERVICES - 5.6%
4,179	CACI International, Inc., Class A(a)	1,224,447

	WHOLESALE - DISCRETIONARY - 3.1%
9,754	Copart, Inc.(a)	687,267

	TOTAL COMMON STOCKS (Cost $18,538,824)	19,707,234

Principal
Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 0.0%(c)
	REPURCHASE AGREEMENTS - 0.0%(c)
417	Citigroup Global Markets, Inc., dated 2/28/2023, due 3/1/2023, 4.550%, total to be received $417 (Collateralized by various US Government agency obligations, due 12/26/2024-1/15/2058, 0.000%- 7.500% totaling $425)(d)

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $417)	417

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 10.6%
	MONEY MARKET FUND - 10.6%
2,337,690	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.54% (Cost $2,337,690)(e)	$2,337,690

	TOTAL INVESTMENTS - 100.2% (Cost $20,876,931)	$22,045,341
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(54,320)
	NET ASSETS - 100.0%	$21,991,021

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair Value of the securities on loan as of February 28, 2023 was $1,002,661.

(c)	Less than .005%

(d)	Security was purchased with cash received as collateral for securities on loan at February 28, 2023. Total collateral had a value of $417 at February 28, 2023. Additional collateral received from the borrower not disclosed in the Schedule of Investments had a value of $1,022,895 on February 28, 2023.

(e)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AUTOMOTIVE - 3.3%
3,480	Tesla, Inc.(a)	$715,871

	BEVERAGES - 2.1%
2,680	PepsiCo, Inc.	465,060

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.6%
4,550	Ionis Pharmaceuticals, Inc.(a)	163,345
950	Merck & Company, Inc.	100,928
3,030	Neurocrine Biosciences, Inc.(a)	312,393
		576,666
	COMMERCIAL SUPPORT SERVICES - 2.0%
2,950	Waste Management, Inc.	441,792

	E-COMMERCE DISCRETIONARY - 2.6%
6,070	Amazon.com, Inc.(a)	571,976

	HEALTH CARE FACILITIES & SERVICES - 5.9%
1,170	McKesson Corporation	409,278
1,320	Molina Healthcare, Inc.(a)	363,436
1,120	UnitedHealth Group, Inc.	533,052
		1,305,766
	INDUSTRIAL SUPPORT SERVICES - 2.8%
1,300	United Rentals, Inc. (a)	609,089

	INFRASTRUCTURE REIT - 0.9%
980	American Tower Corporation	194,049

	INSURANCE - 4.6%
6,720	Arch Capital Group Ltd.(a)	470,400
1,415	Everest Re Group Ltd.	543,318
		1,013,718
	INTERNET MEDIA & SERVICES - 6.3%
5,190	Airbnb, Inc., Class A(a)	639,823
3,540	Alphabet, Inc., Class A(a)	318,812

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INTERNET MEDIA & SERVICES - 6.3% (Continued)
3,560	Alphabet, Inc., Class C(a)	$321,468
4,590	Pinterest, Inc., Class A(a)	115,255
		1,395,358
	LEISURE FACILITIES & SERVICES - 4.0%
233	Chipotle Mexican Grill, Inc.(a)	347,421
1,030	Choice Hotels International, Inc.	121,911
2,540	Live Nation Entertainment, Inc.(a)	183,032
1,390	Marriott International, Inc., Class A	235,244
		887,608
	MACHINERY - 1.5%
430	Caterpillar, Inc.	103,007
990	IDEX Corporation	222,730
		325,737
	MEDICAL EQUIPMENT & DEVICES - 3.8%
3,100	Agilent Technologies, Inc.	440,107
270	Mettler-Toledo International, Inc.(a)	387,102
		827,209
	OIL & GAS PRODUCERS - 0.4%
790	EOG Resources, Inc.	89,286

	PUBLISHING & BROADCASTING - 1.9%
6,070	Liberty Media Corp-Liberty Formula One - Series C(a)	411,971

	RETAIL - CONSUMER STAPLES - 0.8%
355	Costco Wholesale Corporation	171,884

	RETAIL - DISCRETIONARY - 4.7%
207	AutoZone, Inc.(a)	514,714
1,010	Ulta Beauty, Inc.(a)	523,988
		1,038,702
	SELF-STORAGE REIT - 0.7%
550	Public Storage	164,423

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SEMICONDUCTORS - 5.8%
1,420	Advanced Micro Devices, Inc.(a)	$111,584
1,280	Applied Materials, Inc.	148,672
220	Broadcom, Inc.	130,744
2,620	NVIDIA Corporation	608,259
2,140	QUALCOMM, Inc.	264,354
		1,263,613
	SOFTWARE - 20.5%
2,685	Crowdstrike Holdings, Inc., Class A(a)	324,053
8,450	Fortinet, Inc.(a)	502,268
7,243	Microsoft Corporation	1,806,549
2,250	Palo Alto Networks, Inc.(a)	423,833
1,100	Paycom Software, Inc.(a)	317,966
5,480	Splunk, Inc.(a)	561,700
1,540	Synopsys, Inc.(a)	560,190
		4,496,559
	TECHNOLOGY HARDWARE - 14.1%
15,600	Apple, Inc.	2,299,596
3,870	Arista Networks, Inc.(a)	536,769
8,860	Pure Storage, Inc., Class A(a)	252,864
		3,089,229
	TECHNOLOGY SERVICES - 6.0%
1,090	Automatic Data Processing, Inc.	239,604
1,350	Gartner, Inc.(a)	442,544
4,040	Paychex, Inc.	446,015
850	Visa, Inc., Class A(b)	186,949
		1,315,112
	TRANSPORTATION & LOGISTICS - 0.9%
1,880	Expeditors International of Washington, Inc.	196,573

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.3%
5,230	Performance Food Group Company(a)	$295,966

	TOTAL COMMON STOCKS (Cost $19,003,740)	21,863,217

	TOTAL INVESTMENTS - 99.5% (Cost $19,003,740)	$21,863,217
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	119,716
	NET ASSETS - 100.0%	$21,982,933

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair Value of the securities on loan as of February 28, 2023 was $185,314.

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 92.9%
	APPAREL & TEXTILE PRODUCTS - 0.5%
1,155	Skechers USA, Inc., Class A(a)	$51,409

	ASSET MANAGEMENT - 3.3%
843	Apollo Global Management, Inc.	59,769
685	Ares Management Corporation, Class A	55,232
7,118	Brightsphere Investment Group, Inc.	178,447
615	Raymond James Financial, Inc.	66,703
		360,151
	BANKING - 3.5%
2,660	Bank of NT Butterfield & Son Ltd. (The)	96,159
1,695	First Republic Bank	208,501
3,005	Huntington Bancshares, Inc.	46,037
1,445	PacWest Bancorp	40,099
		390,796
	BIOTECH & PHARMA - 0.4%
3,860	Elanco Animal Health, Inc.(a)	44,274

	CHEMICALS - 3.6%
295	Avery Dennison Corporation	53,746
1,945	Axalta Coating Systems Ltd.(a)	57,961
1,755	FMC Corporation	226,658
595	LyondellBasell Industries N.V., Class A	57,114
		395,479
	COMMERCIAL SUPPORT SERVICES - 5.0%
4,300	Aramark	158,240
3,075	Republic Services, Inc.	396,460
		554,700
	CONSTRUCTION MATERIALS - 1.5%
935	Vulcan Materials Company	169,151

	CONSUMER SERVICES - 0.8%
745	Grand Canyon Education, Inc.(a)	84,401

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	CONTAINERS & PACKAGING - 1.2%
1,540	Crown Holdings, Inc.	$133,225

	ELECTRIC UTILITIES - 7.1%
2,695	Alliant Energy Corporation	138,173
1,730	Ameren Corporation	143,088
2,475	CMS Energy Corporation	145,951
2,320	Evergy, Inc.	136,439
9,985	Vistra Corporation	219,570
		783,221
	ELECTRICAL EQUIPMENT - 8.9%
990	Allegion plc	111,583
1,750	AMETEK, Inc.	247,730
330	Hubbell, Inc.	83,008
615	Keysight Technologies, Inc.(a)	98,375
5,255	nVent Electric PLC	240,889
2,350	Otis Worldwide Corporation	198,857
		980,442
	ENGINEERING & CONSTRUCTION - 4.3%
9,280	WillScot Mobile Mini Holdings Corporation(a)	476,992

	HEALTH CARE FACILITIES & SERVICES - 4.6%
1,810	AmerisourceBergen Corporation	281,564
1,055	IQVIA Holdings, Inc.(a)	219,936
		501,500
	HOME CONSTRUCTION - 0.5%
2,190	AZEK Company, Inc. (The)(a)	52,757

	HOUSEHOLD PRODUCTS - 1.5%
2,045	Church & Dwight Company, Inc.	171,331

	INSTITUTIONAL FINANCIAL SERVICES - 3.8%
1,300	Cboe Global Markets, Inc.	164,021
4,465	Nasdaq, Inc.	250,308
		414,329

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	INSURANCE - 6.7%
2,445	Allstate Corporation (The)	$314,866
1,240	Arthur J Gallagher & Company	232,314
1,365	Reinsurance Group of America, Inc.	197,202
		744,382
	LEISURE PRODUCTS - 1.5%
865	Axon Enterprise, Inc.(a)	173,268

	MACHINERY - 2.1%
1,935	Crane Holdings Company	231,774

	MEDICAL EQUIPMENT & DEVICES - 4.3%
665	Agilent Technologies, Inc.	94,410
4,055	Avantor, Inc.(a)	98,820
430	Cooper Companies, Inc. (The)	140,597
1,835	Hologic, Inc.(a)	146,140
		479,967
	METALS & MINING - 0.5%
3,425	Constellium S.E.(a)	54,766

	OIL & GAS PRODUCERS - 2.9%
1,005	Diamondback Energy, Inc.	141,283
530	Pioneer Natural Resources Company	106,217
14,695	Southwestern Energy Company(a)	77,884
		325,384
	PUBLISHING & BROADCASTING - 3.2%
1,880	Nexstar Media Group, Inc.	349,492

	SEMICONDUCTORS - 1.0%
295	Analog Devices, Inc.	54,124
670	Entegris, Inc.	57,104
		111,228
	SOFTWARE - 4.5%
4,680	SS&C Technologies Holdings, Inc.	274,716

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	SOFTWARE - 4.5% (Continued)
675	Tyler Technologies, Inc.(a)	$216,844
		491,560
	SPECIALTY FINANCE - 1.7%
20,175	New Residential Investment Corporation	183,593

	TECHNOLOGY HARDWARE - 3.2%
1,325	Motorola Solutions, Inc.	348,223

	TECHNOLOGY SERVICES - 9.8%
845	CACI International, Inc., Class A(a)	247,585
755	CDW Corporation	152,827
430	Equifax, Inc.	87,088
760	FactSet Research Systems, Inc.	315,058
3,500	MAXIMUS, Inc.	287,280
		1,089,838
	WHOLESALE - CONSUMER STAPLES - 1.0%
1,860	Performance Food Group Company(a)	105,258

	TOTAL COMMON STOCKS (Cost $7,536,564)	10,252,891

	SHORT-TERM INVESTMENT — 7.7%
	MONEY MARKET FUND - 7.7%
855,134	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, Institutional Class, 4.54% (Cost $855,134)(b)	855,134

	TOTAL INVESTMENTS - 100.6% (Cost $8,391,698)	$11,108,025
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(69,141)
	NET ASSETS - 100.0%	$11,038,884

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7%
	AEROSPACE & DEFENSE - 0.5%
16,428	AMMO, Inc.(a),(b)	$32,035

	APPAREL & TEXTILE PRODUCTS - 1.0%
483	Crocs, Inc.(a)	58,786

	ASSET MANAGEMENT - 0.9%
1,704	Artisan Partners Asset Management, Inc., Class A	56,181

	BANKING - 11.7%
915	1st Source Corporation	45,585
1,424	Amalgamated Financial Corporation	33,535
1,297	Bank of NT Butterfield & Son Ltd. (The)	46,887
814	Banner Corporation	51,266
661	City Holding Company	64,910
3,052	Eastern Bankshares, Inc.	47,855
992	First Bancorp	41,158
3,586	Fulton Financial Corporation	61,679
2,950	Home BancShares, Inc.	71,095
865	Nicolet Bankshares, Inc.(a)	64,408
763	Preferred Bank	53,715
2,518	United Community Banks, Inc.	83,371
941	Westamerica BanCorporation	51,868
		717,332
	BIOTECH & PHARMA - 1.4%
2,365	Alkermes plc(a)	63,240
458	Intra-Cellular Therapies, Inc.(a)	22,456
		85,696
	CHEMICALS - 2.7%
483	Balchem Corporation	62,790
534	Quaker Houghton(b)	104,546
		167,336
	COMMERCIAL SUPPORT SERVICES - 2.0%
407	AMN Healthcare Services, Inc.(a)	36,634
712	Korn Ferry	39,794

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.0% (Continued)
2,518	Resources Connection, Inc.	$45,475
		121,903
	CONSTRUCTION MATERIALS - 0.8%
432	Simpson Manufacturing Company, Inc.	46,596

	CONSUMER SERVICES - 2.0%
2,009	Chegg, Inc.(a)	31,923
2,390	Coursera, Inc.(a)	26,935
1,475	Stride, Inc.(a)	62,644
		121,502
	ELECTRICAL EQUIPMENT - 5.2%
966	AAON, Inc.	87,868
585	Badger Meter, Inc.	71,148
509	Novanta, Inc.(a)	79,867
432	Watts Water Technologies, Inc., Class A	75,699
		314,582
	ENGINEERING & CONSTRUCTION - 2.7%
687	EMCOR Group, Inc.	114,880
1,246	Sterling Infrastructure, Inc.(a)	47,921
		162,801
	FOOD - 3.4%
2,670	BellRing Brands, Inc.(a)	82,450
1,297	Cal-Maine Foods, Inc.	73,670
3,026	Utz Brands, Inc.(b)	49,626
		205,746
	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
610	Boise Cascade Company	42,157

	HEALTH CARE FACILITIES & SERVICES - 3.2%
254	Medpace Holdings, Inc.(a)	49,246
305	Molina Healthcare, Inc.(a)	83,975
1,551	Progyny, Inc.(a)	58,256
		191,477

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	HOME CONSTRUCTION - 0.5%
1,958	Forestar Group, Inc.(a)	$27,941

	HOTEL REIT - 1.0%
4,221	Pebblebrook Hotel Trust(b)	60,234

	INDUSTRIAL INTERMEDIATE PROD - 1.8%
6,561	Janus International Group, Inc.(a)	68,169
178	RBC Bearings, Inc.(a)	40,906
		109,075
	INDUSTRIAL SUPPORT SERVICES - 6.1%
915	Applied Industrial Technologies, Inc.	130,717
432	Herc Holdings, Inc.	62,031
381	Transcat, Inc.(a)	34,286
890	WESCO International, Inc.(a)	147,367
		374,401
	INSURANCE - 0.7%
2,518	Lemonade, Inc.(a),(b)	41,043

	INTERNET MEDIA & SERVICES - 0.7%
1,704	HealthStream, Inc.(a)	43,708

	LEISURE FACILITIES & SERVICES - 1.6%
1,831	International Game Technology plc	48,631
280	Wingstop, Inc.	47,698
		96,329
	LEISURE PRODUCTS - 1.1%
585	Fox Factory Holding Corporation(a)	68,738

	MACHINERY - 3.9%
1,068	Cactus, Inc., Class A	49,075
2,136	Hillenbrand, Inc.	100,690
585	Lindsay Corporation	88,037
		237,802

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.6%
4,272	Adaptive Biotechnologies Corporation(a)	$36,526
2,823	Castle Biosciences, Inc.(a)	71,083
254	Inspire Medical Systems, Inc.(a)	66,022
356	Shockwave Medical, Inc.(a)	67,725
687	STAAR Surgical Company(a),(b)	38,053
1	Zynex, Inc.(a)	13
		279,422
	METALS & MINING - 2.2%
687	Encore Wire Corporation(b)	132,598

	MORTGAGE FINANCE - 1.8%
2,289	Blackstone Mortgage Trust, Inc., Class A(b)	48,458
5,239	Ladder Capital Corporation	59,201
		107,659
	OFFICE REIT - 1.0%
3,077	Equity Commonwealth	65,324

	OIL & GAS PRODUCERS - 2.3%
1,424	Matador Resources Company	76,596
254	Murphy USA, Inc.	64,793
		141,389
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
1,297	Helmerich & Payne, Inc.	54,578
2,187	Patterson-UTI Energy, Inc.	29,962
3,179	ProPetro Holding Corporation(a)	28,007
		112,547
	REAL ESTATE INVESTMENT TRUSTS - 0.8%
5,213	GEO Group, Inc. (The)(a),(b)	45,666

	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
458	McGrath RentCorporation	47,101

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	RETAIL - CONSUMER STAPLES - 1.3%
1,093	BJ’s Wholesale Club Holdings, Inc.(a)	$78,477

	RETAIL - DISCRETIONARY - 6.6%
1,780	Academy Sports & Outdoors, Inc.	105,287
127	Avis Budget Group, Inc.(a)	27,897
1,322	Buckle, Inc. (The)	53,924
1,273	Builders FirstSource, Inc.(a)	107,924
2,492	Macy’s, Inc.	50,986
788	Signet Jewelers Ltd.(b)	56,437
		402,455
	SEMICONDUCTORS - 1.0%
636	Diodes, Inc.(a)	58,315

	SOFTWARE - 3.8%
788	Blackline, Inc.(a)	53,868
1,628	Digi International, Inc.(a)	54,325
1,297	Phreesia, Inc.(a)	47,730
356	Qualys, Inc.(a)	42,061
229	SPS Commerce, Inc.(a)	34,497
		232,481
	SPECIALTY FINANCE - 1.5%
814	GATX Corporation	88,800
31	PROG Holdings, Inc.(a)	766
		89,566
	SPECIALTY REIT - 0.7%
1,272	Hannon Armstrong Sustainable Infrastructure	39,954

	STEEL - 0.6%
661	Commercial Metals Company	34,207

	TECHNOLOGY HARDWARE - 3.7%
1,831	NetScout Systems, Inc.(a)	52,074
2,289	PagerDuty, Inc.(a)	68,349
483	Super Micro Computer, Inc.(a)	47,320

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	TECHNOLOGY HARDWARE - 3.7% (Continued)
4,450	TTM Technologies, Inc.(a)	$59,140
		226,883
	TECHNOLOGY SERVICES - 0.6%
1,450	I3 Verticals, Inc., Class A(a)	35,685

	TELECOMMUNICATIONS - 1.3%
1,221	Iridium Communications, Inc.(a)	74,932

	TRANSPORTATION & LOGISTICS - 2.0%
3,052	Heartland Express, Inc.	49,229
661	Matson, Inc.	43,963
992	Universal Logistics Holdings, Inc.	29,462
		122,654
	WHOLESALE - CONSUMER STAPLES - 1.6%
1,602	Chefs’ Warehouse, Inc. (The)(a)	52,145
814	Performance Food Group Company(a)	46,064
		98,209

	TOTAL COMMON STOCKS (Cost $5,266,352)	5,808,925

Principal
Amount ($)
	COLLATERAL FOR SECURITIES LOANED – 2.0%

	REPURCHASE AGREEMENT — 2.0%
120,017	BNP Paribas SA, dated 02/28/2023, due 3/1/2023, 4.550%, total to be received $122,417 (Collateralized by various US Government agency obligations, due 12/26/2024-01/15/2058, 0.000%-7.500% totaling $122,125)(c)

	TOTAL REPURCHASE AGREEMENTS (Cost $120,017)	120,017

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 4.7%
	MONEY MARKET FUND - 4.7%
282,836	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, Institutional Class, 4.54% (Cost $282,836)(d)	$282,836

	TOTAL INVESTMENTS - 102.4% (Cost $5,669,205)	$6,211,778
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(145,424)
	NET ASSETS - 100.0%	$6,066,354

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2023 was $558,252.

(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2023. Total collateral had a value of $120,017 at February 28, 2023. Additional collateral received from the borrower not disclosed in the Schedule of investments had a value of $459,342 on February 28, 2023.

(d)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9%
	Australia - 4.4%
640	Macquarie Group Ltd.	$81,242
27,500	Stockland Corp. Ltd.	70,815
		152,057
	Canada - 4.4%
790	Bank of Montreal	74,869
1,170	Restaurant Brands International, Inc.	75,453
		150,322
	Cayman Islands - 1.9%
2,900	JD.com, Inc.	64,465

	China - 6.6%
2,500	BYD Company Ltd., H Shares	67,209
14,700	China Merchants Bank Company Ltd., H Shares	79,767
8,000	Tsingtao Brewery Company, Ltd.	78,956
		225,932
	Denmark - 2.8%
690	Novo Nordisk A/S, Class B(a)	97,462

	Finland - 2.3%
16,900	Nokia Corporation	78,209

	France - 4.8%
810	Arkema S.A.	82,139
1,410	Compagnie de Saint-Gobain	83,808
		165,947
	Germany - 9.8%
343	Allianz SE(a)	80,562
7,850	Deutsche Lufthansa AG(b)	81,353
2,070	GEA Group AG	91,022
450	Merck KGaA	85,294
		338,231
	Indonesia - 2.3%
257,300	Bank Rakyat Indonesia Persero Tbk PT	78,797

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Italy - 2.3%
5,500	Eni SpA	$77,703

	Japan - 15.4%
500	HIROSE ELECTRIC CO LTD	61,140
2,353	Hoshizaki Corporation	83,426
2,800	Nippon Yusen KK	72,789
1,000	Sony Corporation(a)	83,626
2,100	Sumitomo Mitsui Financial Group, Inc.	91,726
3,600	Tokyo Gas Company Ltd.	69,444
1,800	Toyota Tsusho Corp.	73,420
		535,571
	Jersey - 2.7%
7,510	WPP plc(a)	92,362

	Korea (Republic of) - 2.4%
1,430	Kia Motors Corporation(a)	81,426

	Korea (Republic Of) - 2.3%
840	Orion Corporation of Republic of Korea	79,555

	Mexico - 2.2%
18,980	Wal-Mart de Mexico S.A.B de C.V.	74,786

	Netherlands - 5.6%
5,950	ABN AMRO Bank N.V. - ADR	105,022
1,900	STMicroelectronics N.V.	91,037
		196,059
	South Africa - 1.7%
6,970	Mr. Price Group Ltd.	57,802

	Spain - 2.7%
23,880	Banco Santander S.A.	94,050

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Switzerland - 2.8%
4,430	UBS Group AG(a)	$96,291

	Taiwan - 1.9%
7,000	Delta Electronics, Inc.	65,249

	Taiwan Province of China - 2.6%
1,010	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	87,941

	Thailand - 2.4%
13,700	Bumrungrad Hospital PCL	82,051

	United Kingdom - 11.6%
1,880	Anglo American plc	64,960
38,360	Barclays plc	80,498
2,430	BP plc - ADR	96,227
1,400	Coca-Cola European Partners plc	77,000
1,210	InterContinental Hotels Group plc	81,564
		400,249

	TOTAL COMMON STOCKS (Cost $3,029,302)	3,372,517

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
69,875	Dreyfus Institutional Preferred Government Money, Institutional Class, 4.54% (Cost $69,875)(c)	69,875

	TOTAL INVESTMENTS - 99.9% (Cost $3,099,177)	$3,442,392
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	2,558
	NET ASSETS - 100.0%	$3,444,950

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023 (Unaudited)

					Unrealized
					Appreciation/
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	(Depreciation)
To Sell:
Canadian Dollar	03/01/2023	Bank of NY	1,072	$786	$2
Australian Dollar	03/02/2023	Bank of NY	2,712	1,824	(1)
				$2,610	$1

Total					$1

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 94.3%
	BIOTECH & PHARMA - 45.3%
2,965	AbbVie, Inc.	$456,314
2,685	Amgen, Inc.	622,008
1,184	Biogen, Inc.(a)	319,514
19,368	Exelixis, Inc.(a)	330,805
3,068	Gilead Sciences, Inc.	247,066
26,340	Ironwood Pharmaceuticals, Inc.(a),(b)	296,852
2,320	Johnson & Johnson	355,563
4,350	Merck & Company, Inc.	462,144
2,366	Moderna, Inc.(a)	328,424
3,591	Novartis A.G. - ADR	302,075
7,668	Pfizer, Inc.	311,091
720	Regeneron Pharmaceuticals, Inc.(a)	547,502
1,782	United Therapeutics Corporation(a)	438,443
1,390	Vertex Pharmaceuticals, Inc.(a)	403,503
		5,421,304
	HEALTH CARE FACILITIES & SERVICES - 37.2%
2,665	AmerisourceBergen Corporation	414,566
4,969	Cardinal Health, Inc.	376,203
4,900	Centene Corporation(a)	335,160
1,136	Cigna Group (The)	331,826
764	Elevance Health, Inc.	358,828
4,099	Ensign Group, Inc. (The)	366,779
630	Humana, Inc.	311,863
1,665	Laboratory Corp of America Holdings	398,534
1,150	McKesson Corporation	402,281
842	Molina Healthcare, Inc.(a)	231,828
2,110	Quest Diagnostics, Inc.	291,940
4,221	Tenet Healthcare Corporation(a)	247,055
800	UnitedHealth Group, Inc.	380,752
		4,447,615
	MEDICAL EQUIPMENT & DEVICES - 11.8%
896	Bio-Rad Laboratories, Inc., Class A(a)	428,144
1,422	Intuitive Surgical, Inc.(a)	326,193
4,811	Medtronic plc	398,351

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 94.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.8% (Continued)
1,003	Stryker Corporation	$263,669
		1,416,357

	TOTAL COMMON STOCKS (Cost $8,826,214)	11,285,276

	SHORT-TERM INVESTMENT — 5.1%
	MONEY MARKET FUND - 5.1%
604,270	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, Institutional Class, 4.54% (Cost $604,270)(c)	604,270

	TOTAL INVESTMENTS - 99.4% (Cost $9,430,484)	$11,889,546
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	67,376
	NET ASSETS - 100.0%	$11,956,922

ADR	- American Depositary Receipt

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Security was purchased with cash received as collateral for securities on loan at February 28, 2023. Total collateral had a value of $137,199 at February 28, 2023.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 97.8%
	E-COMMERCE DISCRETIONARY - 8.4%
20,660	Amazon.com, Inc.(a)	$1,946,792
19,638	eBay, Inc.	901,384
		2,848,176
	ENTERTAINMENT CONTENT - 3.5%
15,455	Activision Blizzard, Inc.	1,178,444

	INTERNET MEDIA & SERVICES - 12.2%
6,000	Alphabet, Inc., Class A(a)	540,360
24,170	Alphabet, Inc., Class C(a)	2,182,551
8,073	Meta Platforms, Inc., Class A(a)	1,412,291
		4,135,202
	SEMICONDUCTORS - 13.9%
24,038	Intel Corporation	599,267
4,170	KLA Corporation	1,582,015
3,291	NVIDIA Corporation	764,039
14,420	QUALCOMM, Inc.	1,781,302
		4,726,623
	SOFTWARE - 23.1%
12,790	Akamai Technologies, Inc.(a)	928,554
7,542	Microsoft Corporation	1,881,127
19,926	Oracle Corporation	1,741,532
6,620	Salesforce, Inc.(a)	1,083,098
3,500	Synopsys, Inc.(a)	1,273,160
8,310	VMware, Inc., Class A(a)	915,180
		7,822,651
	TECHNOLOGY HARDWARE - 11.6%
12,004	Apple, Inc.	1,769,510
44,577	Cisco Systems, Inc.	2,158,418
		3,927,928
	TECHNOLOGY SERVICES - 25.1%
17,805	Amdocs Ltd.	1,631,116
11,963	Cognizant Technology Solutions Corporation, Class A	749,243
10,473	Global Payments, Inc.	1,175,071
5,795	Jack Henry & Associates, Inc.	951,771

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TECHNOLOGY SERVICES - 25.1% (Continued)
3,236	Mastercard, Inc., Class A	$1,149,718
12,062	PayPal Holdings, Inc.(a)	887,763
8,961	Visa, Inc., Class A(b)	1,970,881
		8,515,563
	TOTAL COMMON STOCKS (Cost $13,455,778)	33,154,587

	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
915,582	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, Institutional Class, 4.54% (Cost $915,582)(c)	915,582

	TOTAL INVESTMENTS - 100.5% (Cost $14,371,360)	$34,070,169
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(183,217)
	NET ASSETS - 100.0%	$33,886,952

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2023 was $1,954,725.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4%
	CHEMICALS - 15.1%
3,233	BASF S.E. - ADR	$41,286
930	Covestro A.G. - ADR	20,441
682	Dow, Inc.	39,011
642	Huntsman Corporation	18,836
127	Linde plc	44,244
378	LyondellBasell Industries N.V., Class A	36,284
649	Mosaic Company (The)	34,520
104	PPG Industries, Inc.	13,734
151	Westlake Corporation	17,990
		266,346
	CONTAINERS & PACKAGING - 5.3%
690	Berry Global Group, Inc.	42,849
627	International Paper Company	22,817
871	Westrock Company	27,349
		93,015
	ENGINEERING & CONSTRUCTION - 0.2%
172	Technip Energies N.V. - ADR	3,323

	METALS & MINING - 14.3%
2,089	Anglo American plc - ADR	36,098
9,646	B2Gold Corporation	32,700
276	BHP Group Ltd. - ADR	16,828
522	Freeport-McMoRan, Inc.	21,386
2,945	Glencore plc - ADR	34,957
637	Rio Tinto plc - ADR	44,417
3,412	Sibanye Stillwater Ltd. - ADR	27,637
2,382	Vale S.A. - ADR	38,922
		252,945
	OIL & GAS PRODUCERS - 56.8%
1,408	BP plc - ADR	55,757
759	Canadian Natural Resources Ltd.	42,891
312	Chesapeake Energy Corporation	25,213
745	Chevron Corporation	119,774
399	Civitas Resources, Inc.	27,998

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	OIL & GAS PRODUCERS - 56.8% (Continued)
560	ConocoPhillips	$57,876
271	Diamondback Energy, Inc.	38,097
1,972	Eni SpA - ADR	55,926
3,083	EnLink Midstream, LLC	34,715
372	EOG Resources, Inc.	42,043
582	Equinor ASA - ADR	17,757
4,867	Equitrans Midstream Corporation	29,348
1,210	Exxon Mobil Corporation	132,991
1,773	Kinder Morgan, Inc.	30,247
279	Marathon Petroleum Corporation	34,484
619	Ovintiv, Inc.	26,475
1,015	PBF Energy, Inc., Class A	44,366
1,149	Shell plc - ADR	69,825
1,625	Suncor Energy, Inc.	54,600
932	TotalEnergies S.E. - ADR	57,700
161	Woodside Energy Group Ltd. - ADR	3,917
		1,002,000
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
528	Schlumberger Ltd	28,095

	STEEL - 4.1%
184	Nucor Corporation	30,809
692	POSCO - ADR	42,205
		73,014

	TOTAL COMMON STOCKS (Cost $1,348,724)	1,718,738

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.6%
	MONEY MARKET FUND - 2.6%
46,336	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, Institutional Class, 4.54% (Cost $46,336)(a)	$46,336

	TOTAL INVESTMENTS - 100.0% (Cost $1,395,060)	$1,765,074
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	183
	NET ASSETS - 100.0%	$1,765,257

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9%
	ASSET MANAGEMENT - 13.3%
51	Ameriprise Financial, Inc.	$17,486
28	BlackRock, Inc.	19,304
483	Blackstone, Inc.	43,856
240	Charles Schwab Corporation (The)	18,701
32	F&G Annuities & Life, Inc.	652
423	Raymond James Financial, Inc.	45,879
590	Stifel Financial Corporation	39,430
		185,308
	BANKING - 33.1%
1,599	Bank of America Corporation	54,846
184	Bank OZK	8,470
1,111	Citigroup, Inc.	56,317
435	East West Bancorp, Inc.	33,151
348	Fifth Third Bancorp	12,632
454	JPMorgan Chase & Company	65,082
59	PNC Financial Services Group, Inc. (The)	9,317
483	Popular, Inc.	34,486
1,737	Regions Financial Corporation	40,507
717	Synovus Financial Corporation	29,978
220	Truist Financial Corporation	10,329
1,015	US Bancorp	48,446
920	Wells Fargo & Company	43,028
272	Zions Bancorp NA	13,769
		460,358
	INSTITUTIONAL FINANCIAL SERVICES - 11.3%
200	Cboe Global Markets, Inc.	25,234
247	CME Group, Inc.	45,784
60	Goldman Sachs Group, Inc. (The)	21,099
72	Intercontinental Exchange, Inc.	7,330
607	Morgan Stanley	58,575
		158,022
	INSURANCE - 28.6%
617	Aflac, Inc.	42,049
244	American Financial Group, Inc.	32,723

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INSURANCE - 28.6% (Continued)
32	Aon PLC, CLASS A	$9,730
61	Arthur J Gallagher & Company	11,428
137	Axis Capital Holdings Ltd.	8,319
390	Berkshire Hathaway, Inc., Class B(a)	119,019
279	Chubb Ltd.	58,874
147	Marsh & McLennan Companies, Inc.	23,835
662	MetLife, Inc.	47,485
84	Progressive Corporation (The)	12,056
267	Voya Financial, Inc.	19,889
210	W R Berkley Corporation	13,900
		399,307
	MORTGAGE FINANCE - 1.2%
1,604	AGNC Investment Corporation	17,435

	SPECIALTY FINANCE - 8.1%
116	American Express Company	20,183
246	Capital One Financial Corporation	26,834
180	Discover Financial Services	20,160
511	Fidelity National Financial, Inc.	20,368
726	Synchrony Financial	25,925
		113,470
	TECHNOLOGY SERVICES - 2.3%
16	MSCI, Inc.	8,354
68	S&P Global, Inc.	23,201
		31,555

	TOTAL COMMON STOCKS (Cost $909,168)	1,365,455

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.8%
	MONEY MARKET FUND - 2.8%
39,049	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, Institutional Class, 4.54% (Cost $39,049)(b)	$39,049

	TOTAL INVESTMENTS - 100.7% (Cost $948,217)	$1,404,504
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(9,071)
	NET ASSETS - 100.0%	$1,395,433

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	OPEN END FUNDS — 98.4%
	FIXED INCOME - 98.4%
87,459	Vanguard Short-Term Bond Index Fund, Admiral Class	$860,597
521,786	Vanguard Ultra-Short-Term Bond Fund Admiral Class	10,289,616
		11,150,213

	TOTAL OPEN END FUNDS (Cost $11,456,607)	11,150,213

	SHORT-TERM INVESTMENT — 2.2%
	MONEY MARKET FUND - 2.2%
249,848	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class, 4.54% (Cost $249,848)(a)	249,848

	TOTAL INVESTMENTS - 100.6% (Cost $11,706,455)	$11,400,061
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(68,768)
	NET ASSETS - 100.0%	$11,331,293

(a)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	OPEN END FUNDS — 95.3%
	FIXED INCOME - 95.3%
56,265	JPMorgan Ultra-Short Municipal Fund, Class I	$556,461
3,014	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	46,868
		603,329

	TOTAL OPEN END FUNDS (Cost $614,531)	603,329

	SHORT-TERM INVESTMENT — 4.5%
	MONEY MARKET FUND - 4.5%
28,528	Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 3.51% (Cost $28,526)(a)	28,526

	TOTAL INVESTMENTS - 99.8% (Cost $643,057)	$631,855
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	1,085
	NET ASSETS - 100.0%	$632,940

(a)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) February 28, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.0%
	MONEY MARKET FUNDS - 99.0%
1,229,494	BlackRock Liquidity FedFund, Institutional Class, 4.42%(a)	$1,229,494
1,229,495	Dreyfus Government Cash Management, Class I, 4.47%(a)	1,229,495
1,229,495	Federated Hermes Government Obligations Fund, Institutional Class, 4.40%(a)	1,229,495
1,229,494	JPMorgan US Government Money Market Fund, Capital Class, 4.38%(a)	1,229,494
	TOTAL MONEY MARKET FUNDS (Cost $4,917,978)	4,917,978

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,917,978)	4,917,978

	TOTAL INVESTMENTS - 99.0% (Cost $4,917,978)	$4,917,978
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	51,535
	NET ASSETS - 100.0%	$4,969,513

(a)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	OPEN END FUNDS — 92.1%
	ALTERNATIVE - 9.9%
13,030	Eaton Vance Global Macro Absolute Return Fund, Class I	$107,236

	EQUITY - 70.3%
2,726	Saratoga Energy & Basic Materials Portfolio, Class I(a)	35,767
1,934	Saratoga Health & Biotechnology Portfolio, Class I(a)	42,886
6,287	Saratoga Large Capitalization Growth Portfolio, Class I(a)	133,537
7,901	Saratoga Large Capitalization Value Portfolio, Class I(a)	199,889
9,794	Saratoga Mid Capitalization Portfolio, Class I(a)	117,139
1,752	Saratoga Technology & Communications Portfolio, Class I(a)	33,060
785	Vanguard Financials Index Fund, Admiral Class	34,393
966	Vanguard Small-Cap Index Fund, Admiral Class	91,393
2,447	Vanguard Total International Stock Index Fund, Admiral Class	70,878
		758,942
	FIXED INCOME - 11.9%
6,509	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	128,352

	TOTAL OPEN END FUNDS (Cost $1,029,750)	994,530

	SHORT-TERM INVESTMENT — 7.6%
	MONEY MARKET FUND - 7.6%
82,005	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.54% (Cost $82,005)(b)	82,005

	TOTAL INVESTMENTS - 99.7% (Cost $1,111,755)	$1,076,535
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	2,956
	NET ASSETS - 100.0%	$1,079,491

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) February 28, 2023

Shares		Fair Value
	OPEN END FUNDS — 71.6%
	ALTERNATIVE - 7.5%
24,556	Eaton Vance Global Macro Absolute Return Fund, Class I	$202,093

	EQUITY - 33.0%
11,371	Saratoga Large Capitalization Growth Portfolio, Class I(a)	241,530
14,437	Saratoga Large Capitalization Value Portfolio, Class I(a)	365,247
17,793	Saratoga Mid Capitalization Portfolio, Class I(a)	212,798
514	Vanguard Small-Cap Index Fund, Admiral Class	48,621
942	Vanguard Total International Stock Index Fund, Admiral Class	27,275
		895,471
	FIXED INCOME - 31.1%
42,822	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	844,455

	TOTAL OPEN END FUNDS (Cost $2,047,664)	1,942,019

	SHORT-TERM INVESTMENT — 28.5%
	MONEY MARKET FUND - 28.5%
774,809	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.54% (Cost $774,809)(b)	774,809

	TOTAL INVESTMENTS - 100.1% (Cost $2,822,473)	$2,716,828
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(2,457)
	NET ASSETS - 100.0%	$2,714,371

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA MODERATE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	OPEN END FUNDS — 85.4%
	ALTERNATIVE - 7.7%
14,925	Eaton Vance Global Macro Absolute Return Fund, Class I	$122,836

	EQUITY - 55.4%
2,168	Saratoga Energy & Basic Materials Portfolio, Class I(a)	28,446
1,526	Saratoga Health & Biotechnology Portfolio, Class I(a)	33,835
9,130	Saratoga Large Capitalization Growth Portfolio, Class I(a)	193,914
11,780	Saratoga Large Capitalization Value Portfolio, Class I(a)	298,026
14,535	Saratoga Mid Capitalization Value Portfolio, Class I(a)	173,843
1,557	Saratoga Technology & Communications Portfolio, Class I(a)	29,381
629	Vanguard Financials Index Fund, Admiral Class	27,523
625	Vanguard Small-Cap Index Fund, Admiral Class	59,111
1,299	Vanguard Total International Stock Index Fund, Admiral Class	37,606
		881,685
	FIXED INCOME - 22.3%
17,969	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	354,345

	TOTAL OPEN END FUNDS (Cost $1,395,862)	1,358,866

	SHORT-TERM INVESTMENT — 14.6%
	MONEY MARKET FUND - 14.6%
231,737	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.54% (Cost $231,737)(b)	231,737

	TOTAL INVESTMENTS - 100.0% (Cost $1,627,599)	$1,590,603
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)	226
	NET ASSETS - 100.0%	$1,590,829

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

(c)	Less than .005%.

See accompanying notes to financial statements.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) February 28, 2023

Shares		Fair Value
	OPEN END FUNDS — 85.4%
	ALTERNATIVE - 8.5%
9,752	Eaton Vance Global Macro Absolute Return Fund, Class I	$80,262

	EQUITY - 58.7%
1,884	Saratoga Energy & Basic Materials Portfolio, Class I(a)	24,712
1,136	Saratoga Health & Biotechnology Portfolio, Class I(a)	25,186
5,046	Saratoga Large Capitalization Growth Portfolio, Class I(a)	107,176
6,405	Saratoga Large Capitalization Value Portfolio, Class I(a)	162,042
8,599	Saratoga Mid Capitalization Portfolio, Class I(a)	102,844
1,027	Saratoga Technology & Communications Portfolio, Class I(a)	19,371
407	Vanguard Financials Index Fund, Admiral Class	17,813
582	Vanguard Small-Cap Index Fund, Admiral Class	55,090
1,270	Vanguard Total International Stock Index Fund, Admiral Class	36,784
		551,018
	FIXED INCOME - 18.2%
8,672	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	171,005

	TOTAL OPEN END FUNDS (Cost $825,266)	802,285

	SHORT-TERM INVESTMENT — 14.5%
	MONEY MARKET FUND - 14.5%
136,466	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.54% (Cost $136,466)(b)	136,466

	TOTAL INVESTMENTS - 99.9% (Cost $961,732)	$938,751
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	596
	NET ASSETS - 100.0%	$939,347

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) February 28, 2023

Shares		Fair Value
	OPEN END FUNDS — 86.5%
	ALTERNATIVE - 7.8%
5,383	Eaton Vance Global Macro Absolute Return Fund, Class I	$44,300

	EQUITY - 51.9%
3,327	Saratoga Large Capitalization Growth Portfolio, Class I(a)	70,659
4,202	Saratoga Large Capitalization Value Portfolio, Class I(a)	106,322
5,487	Saratoga Mid Capitalization Portfolio, Class I(a)	65,621
338	Vanguard Small-Cap Index Fund, Admiral Class	31,996
699	Vanguard Total International Stock Index Fund, Admiral Class	20,254
		294,852
	FIXED INCOME - 26.8%
7,733	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	152,502

	TOTAL OPEN END FUNDS (Cost $512,735)	491,654

	SHORT-TERM INVESTMENT — 13.4%
	MONEY MARKET FUND - 13.4%
75,938	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.54% (Cost $75,938)(b)	75,938

	TOTAL INVESTMENTS - 99.9% (Cost $588,673)	$567,592
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	715
	NET ASSETS - 100.0%	$568,307

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2023 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on loaned securities Note 4)	$20,876,931	$19,003,740	$8,391,698	$5,669,205	$3,099,177
Investments in securities, at value (including collateral on loaned securities Note 4)	$22,045,341	$21,863,217	$11,108,025	$6,211,778	$3,442,392
Foreign Cash (Cost $0, $0, $0, $0, $2,011)	—	—	—	—	2,011
Unrealized appreciation on forward currency exchange contracts	—	—	—	—	1
Receivable for securities sold	—	1,451,506	—	—	—
Receivable for fund shares sold	46	484	176	23	46
Interest and dividends receivable	37,276	24,839	14,537	16,977	20,617
Prepaid expenses and other assets	11,466	24,968	6,016	8,232	16,551
Total Assets	22,094,129	23,365,014	11,128,754	6,237,010	3,481,618

Liabilities:
Securities lending collateral (a) (See Note 2)	417	—	—	120,017	—
Due to Custodian	—	1,232,425	—	—	—
Payable for fund shares redeemed	103	—	21	—	—
Payable to manager	24,232	24,049	13,489	6,071	—
Administration fees payable	45,402	74,602	32,111	18,269	14,745
Custody fees payable	2,349	3,833	9,746	6,791	8,915
Trustee fees payable	—	—	1,621	833	1,219
Compliance officer fees payable	2,107	—	3,215	1,125	1,147
Payable for distribution (12b-1) fees	440	3,249	1,070	46	74
Dividend Payable	—	—	—	—	12
Accrued expenses and other liabilities	28,058	43,923	28,597	17,504	10,556
Total Liabilities	103,108	1,382,081	89,870	170,656	36,668

Net Assets	$21,991,021	$21,982,933	$11,038,884	$6,066,354	$3,444,950

Net Assets:
Par value of shares of beneficial interest	$8,726	$11,630	$9,479	$9,690	$3,405
Paid in capital	20,475,861	20,697,341	8,915,123	5,630,472	5,737,715
Accumulated earnings (loss)	1,506,434	1,273,962	2,114,282	426,192	(2,296,170)
Net Assets	$21,991,021	$21,982,933	$11,038,884	$6,066,354	$3,444,950

Net Asset Value Per Share
Class I
Net Assets	$21,505,961	$19,289,902	$9,606,405	$6,004,899	$3,394,036
Shares of beneficial interest outstanding	850,014	908,194	803,446	951,816	335,412
Net asset value, redemption price and offering price per share	$25.30	$21.24	$11.96	$6.31	$10.12

Class A
Net Assets	$352,876	$1,104,236	$1,304,211	$54,959	$40,481
Shares of beneficial interest outstanding	15,085	61,737	127,487	10,117	3,980
Net asset value, redemption price per share	$23.39	$17.89	$10.23	$5.43	$10.17
Offering price per share (maximum sales charge of 5.75%)	$24.82	$18.98	$10.85	$5.76	$10.79

Class C
Net Assets	$132,184	$1,588,795	$128,268	$6,496	$10,433
Shares of beneficial interest outstanding	7,511	193,105	17,001	7,090	1,149
Net asset value, offering price per share (b)	$17.60	$8.23	$7.54	$0.92	$9.08
	$1,002,661	$185,314	$—	$558,252	$—

(a)	Includes securities loaned of:

(b)	Redemption price per C share varies based on length of time shares are held.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2023 (Unaudited)

							Investment
	Health &	Technology &	Energy & Basic		Financial		Quality
	Biotechnology	Communications	Materials		Services		Bond
	Portfolio	Portfolio	Portfolio		Portfolio		Portfolio
Assets:
Investments in securities, at cost (including collateral on loaned securities Note 4)	$9,430,484	$14,371,360	$1,395,060		$948,217		$11,706,455
Investments in securities, at value (including collateral on loaned securities Note 4)	$11,889,546	$34,070,169	$1,765,074		$1,404,504		$11,400,061
Receivable for securities sold	139,323	—	—		—		—
Receivable for fund shares sold	5	332	4		21		—
Interest and dividends receivable	25,673	69,393	7,516		1,848		32,717
Prepaid expenses and other assets	10,053	24,781	4,643		2,607		10,994
Total Assets	12,064,600	34,164,675	1,777,237		1,408,980		11,443,772

Liabilities:
Payable for fund shares redeemed	20	365	45		—		—
Payable to manager	25,553	68,336	—		2,347		12,145
Administration fees payable	39,001	108,008	5,251		2,927		33,076
Custody fees payable	1,019	3,590	2,580		1,911		1,440
Trustee fees payable	1,627	2,029	45		208		3,695
Compliance officer fees payable	1,414	1,208	1,058		298		6,712
Payable for distribution (12b-1) fees	6,673	14,287	172		67		8,053
Dividend Payable	—	—	7		—		—
Accrued expenses and other liabilities	32,371	79,900	2,822		5,789		47,358
Total Liabilities	107,678	277,723	11,980		13,547		112,479

Net Assets	$11,956,922	$33,886,952	$1,765,257		$1,395,433		$11,331,293

Net Assets:
Par value of shares of beneficial interest	$5,974	$20,582	$1,365		$1,445		$12,284
Paid in capital	8,978,202	13,003,571	2,480,556		990,138		11,688,804
Accumulated earnings (loss)	2,972,746	20,862,799	(716,664)		403,850		(369,795)
Net Assets	$11,956,922	$33,886,952	$1,765,257		$1,395,433		$11,331,293

Net Asset Value Per Share
Class I
Net Assets	$6,577,958	$18,767,582	$1,518,860		$1,302,807		$11,174,072
Shares of beneficial interest outstanding	296,743	994,442	115,741		133,764		1,211,165
Net asset value, redemption price and offering price per share	$22.17	$18.87	$13.12		$9.74		$9.23

Class A
Net Assets	$4,761,190	$12,368,255	$246,150		$92,610		$151,356
Shares of beneficial interest outstanding	253,653	791,087	20,686		10,695		16,572
Net asset value, redemption price per share	$18.77	$15.63	$11.90		$8.66		$9.13
Offering price per share (maximum sales charge of 5.75%)	$19.92	$16.58	$12.63		$9.19		$9.69

Class C
Net Assets	$617,774	$2,751,115	$247		$16		$5,865
Shares of beneficial interest outstanding	46,987	272,651	25		2		653
Net asset value, offering price per share (a)	$13.15	$10.09	$9.70	(b)	$7.49	(b)	$8.99	(b)

(a)	Redemption price per C share varies based on length of time shares are held.

(b)	Does not calculate due to rounding

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2023 (Unaudited)

			Aggressive		Conservative	Moderate
	Municipal	U.S. Government	Balanced		Balanced	Balanced
	Bond	Money Market	Allocation		Allocation	Allocation
	Portfolio	Portfolio	Portfolio		Portfolio	Portfolio
Assets:
Investments in Affiliates, at cost	$—	$—	$600,487		$892,250	$788,699
Investments in securities, at cost	643,057	4,917,978	511,268		1,930,223	838,900
Total Investments, at cost	$643,057	$4,917,978	$1,111,755		$2,822,473	$1,627,599

Investments Affiliates, at value	$—	$—	$562,278		$819,575	$757,445
Investments in securities, at value	631,855	4,917,978	514,257		1,897,253	833,158
Total Investments, at value	$631,855	$4,917,978	$1,076,535		$2,716,828	$1,590,603
Cash	6	—	—		—	—
Receivable for fund shares sold	—	1,759	2,120		4,000	2,725
Interest and dividends receivable	1,354	28,200	306		2,742	1,199
Receivable from manager	4,264	—	2,131		1,573	1,822
Prepaid expenses and other assets	7,592	35,749	1,334		535	1,204
Total Assets	645,071	4,983,686	1,082,426		2,725,678	1,597,553

Liabilities:
Payable for fund shares redeemed	127	—	—		—	—
Payable to manager	—	1,806	—		—	—
Administration fees payable	1,551	2,694	1,540		6,723	3,770
Custody fees payable	1,227	708	332		479	378
Compliance officer fees payable	—	141	76		31	31
Payable for distribution (12b-1) fees	8,002	664	257		1,059	853
Distributions payable	—	63	—		—	—
Accrued expenses and other liabilities	1,224	8,097	730		3,015	1,692
Total Liabilities	12,131	14,173	2,935		11,307	6,724

Net Assets	$632,940	$4,969,513	$1,079,491		$2,714,371	$1,590,829

Net Assets:
Par value of shares of beneficial interest	$727	$49,810	$1,081		$2,699	$1,545
Paid in capital	668,165	4,919,019	1,086,828		2,775,313	1,604,340
Accumulated earnings (loss)	(35,952)	684	(8,418)		(63,641)	(15,056)
Net Assets	$632,940	$4,969,513	$1,079,491		$2,714,371	$1,590,829

Net Asset Value Per Share
Class I
Net Assets	$598,518	$4,770,210	$800,899		$2,034,812	$1,044,275
Shares of beneficial interest outstanding	68,676	4,781,893	80,074		201,634	100,873
Net asset value, redemption price and offering price per share	$8.72	$1.00	$10.00		$10.09	$10.35

Class A
Net Assets	$12,353	$140,177	$119,303		$34,648	$17,334
Shares of beneficial interest outstanding	1,443	139,928	11,987		3,435	1,680
Net asset value, redemption price per share	$8.56	$1.00	$9.95	(b)	$10.09	$10.32
Offering price per share (maximum sales charge of 5.75%)	$9.08	$1.06	$10.56		$10.71	$10.95

Class C
Net Assets	$22,069	$59,126	$159,289		$644,911	$529,220
Shares of beneficial interest outstanding	2,583	59,174	16,031		64,881	51,978
Net asset value, offering price per share (a)	$8.54	$1.00	$9.94		$9.94	$10.18

(a)	Redemption price per C share varies based on length of time shares are held.

(b)	Does not calculate due to rounding.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2023 (Unaudited)

	Moderately	Moderately
	Aggressive Balanced	Conservative
	Allocation	Balanced Allocation
	Portfolio	Portfolio
Assets:
Investments in Affiliates, at cost	$463,475	$256,819
Investments in Unaffilated securities, at cost	498,257	331,854
Total Investments, at cost	$961,732	$588,673

Investments Affiliates, at value	$441,331	$242,602
Investments in Unaffiated securities, at value	497,420	324,990
Total Investments, at value	$938,751	$567,592
Receivable for fund shares sold	125	—
Interest and dividends receivable	486	349
Receivable from manager	1,404	1,565
Prepaid expenses and other assets	790	12
Total Assets	941,556	569,518

Liabilities:
Administration fees payable	1,325	577
Custody fees payable	198	266
Compliance officer fees payable	31	31
Payable for distribution (12b-1) fees	347	269
Accrued expenses and other liabilities	308	68
Total Liabilities	2,209	1,211

Net Assets	$939,347	$568,307

Net Assets:
Par value of shares of beneficial interest	$921	$605
Paid in capital	941,346	579,770
Accumulated earnings	(2,920)	(12,068)
Net Assets	$939,347	$568,307

Net Asset Value Per Share
Class I
Net Assets	$675,323	$400,894
Shares of beneficial interest outstanding	65,972	42,390
Net asset value, redemption price and offering price per share	$10.24	$9.46

Class A
Net Assets	$65,094	$12
Shares of beneficial interest outstanding	6,394	1
Net asset value, redemption price per share	$10.18	$9.46	(b)
Offering price per share (maximum sales charge of 5.75%)	$10.80	$10.04

Class C
Net Assets	$198,930	$167,401
Shares of beneficial interest outstanding	19,739	18,146
Net asset value, offering price per share (a)	$10.08	$9.23

(a)	Redemption price per C share varies based on length of time shares are held.

(b)	Does not calculate due to rounding

STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2023 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$76,397	$77,385	$90,644	$59,667	$39,557
Interest income	45,635	4,640	9,202	4,856	1,102
Securities lending income - net	1,015	136	44	492	216
Less: Foreign withholding taxes	—	—	—	—	(5,132)
Total Investment Income	123,047	82,161	99,890	65,015	35,743

Operating Expenses:
Management fees	64,908	71,715	40,257	19,063	11,353
Distribution (12b-1) fees
Class A Shares	657	2,095	2,614	108	75
Class C Shares	604	8,450	610	24	43
Administration fees	62,593	66,455	39,837	22,349	19,350
Professional fees	14,460	20,571	8,989	3,329	1,253
Printing and postage expense	3,277	5,726	1,611	2,071	748
Custodian fees	2,457	1,825	1,947	4,612	3,616
Trustees’ fees	1,723	2,667	370	307	133
Shareholder servicing fees	1,323	2,606	645	1,787	39
Registration fees	996	3,284	1,492	1,021	2,033
Insurance expense	956	1,268	409	178	116
Compliance officer fees	—	4,240	1,107	743	229
Miscellaneous expenses	1,859	2,518	1,706	1,442	393
Net Operating Expenses	155,813	193,420	101,594	57,034	39,381

Net Investment Income (Loss)	(32,766)	(111,259)	(1,704)	7,981	(3,638)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	461,176	329,962	(539,129)	(82,388)	19,307
Net Realized Gain (Loss)	461,176	329,962	(539,129)	(82,388)	19,307

Net change in unrealized appreciation (depreciation) on Investments and Foreign currency translations	709,909	(761,033)	911,564	67,070	339,998
Net Realized and Unrealized Gain (Loss) on investments	1,171,085	(431,071)	372,435	(15,318)	359,305

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,138,319	$(542,330)	$370,731	$(7,337)	$355,667

STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2023 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$82,810	$173,508	$38,456	$17,938	$140,980
Interest income	5,363	5,743	590	649	7,023
Securities lending income - net	19	470	—	—	—
Less: Foreign withholding taxes	—	—	(1,880)	35	—
Total Investment Income	88,192	179,721	37,166	18,622	148,003

Operating Expenses:
Management fees	78,068	220,362	10,965	7,559	31,117
Distribution (12b-1) fees
Class A Shares	9,944	24,981	493	217	300
Class C Shares	3,245	16,030	22	—	72
Administration fees	50,513	137,753	8,290	5,841	39,595
Professional fees	8,642	37,669	4,224	524	4,642
Shareholder servicing fees	3,419	7,339	286	134	513
Registration fees	2,626	4,400	1,529	789	3,874
Printing and postage expense	2,586	11,935	1,049	658	1,359
Custodian fees	1,963	5,882	1,950	1,417	1,365
Compliance officer fees	909	6,659	163	247	1,081
Insurance expense	467	998	82	38	495
Trustees’ fees	388	2,162	352	296	591
Miscellaneous expenses	1,635	5,533	1,019	1,221	1,419
Total Operating Expenses	164,405	481,703	30,424	18,941	86,423
Less: Expenses waived	—	—	(3,591)	(571)	—
Net Operating Expenses	164,405	481,703	26,833	18,370	86,423

Net Investment Income (Loss)	(76,213)	(301,982)	10,333	252	61,580

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	692,450	1,872,385	92,319	17,686	—
Net realized gain	692,450	1,872,385	92,319	17,686	—

Net change in unrealized appreciation (depreciation) on Investments and Foreign currency transactions	(213,715)	(2,927,448)	43,296	39,698	(29,278)
Net Realized and Unrealized Gain (Loss) on Investments	478,735	(1,055,063)	135,615	57,384	(29,278)

Net Increase (Decrease) in Net Assets Resulting From Operations	$402,522	$(1,357,045)	$145,948	$57,636	$32,302

STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2023 (Unaudited)

			Aggressive	Conservative	Moderate
	Municipal	U.S. Government	Balanced	Balanced	Balanced
	Bond	Money Market	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Dividend income	$5,262	$—	$6,328	$17,524	$10,058
Interest income	338	94,524	1,226	13,416	3,993
Dividend income from Affiliates	—	—	3,506	5,279	5,406
Total Investment Income	5,600	94,524	11,060	36,219	19,457

Operating Expenses:
Management fees	1,788	13,037	4,005	11,738	7,205
Distribution (12b-1) fees
Class A Shares	56	278	1	43	21
Class C Shares	109	319	756	3,107	2,487
Administration fees	3,320	3,440	3,750	10,069	6,324
Registration fees	1,528	756	745	239	613
Compliance officer fees	332	1,317	211	397	241
Trustees’ fees	312	308	417	529	453
Professional fees	287	2,486	823	2,157	1,375
Custodian fees	117	665	353	485	342
Printing and postage expense	68	1,021	185	467	249
Insurance expense	26	268	51	144	91
Shareholder servicing fees	21	35	14	27	29
Miscellaneous expenses	386	1,314	1,165	1,259	1,208
Total Operating Expenses	8,350	25,244	12,476	30,661	20,638
Less: Expenses waived and/or reimbursed	(2,014)	—	(7,165)	(14,596)	(10,206)
Net Operating Expenses	6,336	25,244	5,311	16,065	10,432

Net Investment Income (Loss)	(736)	69,280	5,749	20,154	9,025

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(2,084)	—	132	69	(202)
Affiliated Investments	—	—	(585)	(3,481)	(16,570)
Distribution of realized gains by underlying
Affiliated Investment Companies	—	—	27,120	41,743	42,976
Net realized gain (loss)	(2,084)	—	26,667	38,331	26,204

Net change in unrealized appreciation (depreciation) on:
Affiliated Investments	—	—	(16,205)	(24,898)	(17,783)
Investments	1,525	—	10,937	7,436	8,737

Net change in unrealized appreciation (depreciation)	1,525	—	(5,268)	(17,462)	(9,046)
Net Realized and Unrealized Gain (loss) on Investments	(559)	—	21,399	20,869	17,158

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,295)	$69,280	$27,148	$41,023	$26,183

STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2023 (Unaudited)

	Moderately	Moderately
	Aggressive Balanced	Conservative
	Allocation	Balanced Allocation
	Portfolio	Portfolio

Investment Income:
Dividend income	$5,807	$3,988
Interest income	2,290	1,312
Dividend income from Affiliates	3,007	1,546
Total Investment Income	11,104	6,846

Operating Expenses:
Management fees	4,055	2,565
Distribution (12b-1) fees
Class A Shares	78	—
Class C Shares	941	776
Administration fees	3,597	2,501
Professional fees	729	555
Trustees’ fees	338	367
Custodian fees	240	269
Registration fees	191	139
Compliance officer fees	147	103
Printing and postage expense	103	122
Shareholder servicing fees	5	42
Insurance expense	52	35
Miscellaneous expenses	1,163	1,155
Total Operating Expenses	11,639	8,629
Less: Expenses waived and/or reimbursed	(6,159)	(5,029)
Net Operating Expenses	5,480	3,600

Net Investment Income	5,624	3,246

Realized and Unrealized Gain on Investments:
Net realized gain/(loss) from:
Investments	286	(1,464)
Affiliated Investments	(3,841)	(4,963)
Distribution of realized gains by underlying:
Investment Companies	—	—
Affiliated Investment Companies	22,902	12,316
Net realized gain	19,347	5,889

Net change in unrealized appreciation on:
Investments	6,561	3,786
Affiliated Investments	(11,790)	(5,069)
Net change in unrealized appreciation	(5,229)	(1,283)

Net Realized and Unrealized Gain on Investments	14,118	4,606

Net Increase in Net Assets Resulting From Operations	$19,742	$7,852

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Capitalization
	Portfolio		Portfolio		Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment loss	$(32,766)	$(175,597)	$(111,259)	$(300,436)	$(1,704)	$(45,857)
Net realized gain (loss) on investments	461,176	2,271,820	329,962	2,414,678	(539,129)	654,914
Net change in unrealized appreciation (depreciation) on investments	709,909	(2,240,901)	(761,033)	(7,058,931)	911,564	(1,862,137)
Net increase (decrease) in net assets resulting from operations	1,138,319	(144,678)	(542,330)	(4,944,689)	370,731	(1,253,080)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,570,868)	(3,674,554)	(1,293,480)	(4,975,376)	(165,609)	(1,378,401)
Class A	(28,911)	(80,177)	(83,895)	(281,806)	(27,100)	(240,355)
Class C	(13,335)	(29,151)	(269,819)	(953,439)	(3,389)	(30,769)
Return of Capital
Class I	—	—	—	(347,446)	—	—
Class A	—	—	—	(19,679)	—	—
Class C	—	—	—	(66,582)	—	—
Total Dividends and Distributions to Shareholders	(1,613,114)	(3,783,882)	(1,647,194)	(6,644,328)	(196,098)	(1,649,525)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,890,364	3,257,933	1,816,211	1,881,802	104,827	406,493
Class A	22,271	82,321	62,689	200,477	5,194	59,384
Class C	5,248	5,405	4,233	4,655	3,671	3,782
Reinvestment of dividends and distributions
Class I	1,483,589	3,441,478	1,183,010	4,849,242	153,714	1,286,038
Class A	27,647	76,371	78,915	294,392	26,490	234,887
Class C	13,316	29,094	268,505	1,001,805	1,820	13,713
Cost of shares redeemed
Class I	(1,162,198)	(2,164,716)	(2,792,070)	(3,305,158)	(298,150)	(673,918)
Class A	(2,453)	(158,894)	(17,457)	(287,870)	(96,761)	(244,493)
Class C	—	(8,057)	(262,809)	(510,815)	—	(27,460)
Net increase (decrease) in net assets from share transactions of beneficial interest	2,277,784	4,560,935	341,227	4,128,530	(99,195)	1,058,426

Total Increase (Decrease) in Net Assets	1,802,989	632,375	(1,848,297)	(7,460,487)	75,438	(1,844,179)

Net Assets:
Beginning of year/period	20,188,032	19,555,657	23,831,230	31,291,717	10,963,446	12,807,625
End of year/period	$21,991,021	$20,188,032	$21,982,933	$23,831,230	$11,038,884	$10,963,446

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$7,981	$(41,130)	$(3,638)	$17,810	$(76,213)	$(162,612)
Net realized gain (loss) on investments and foreign currency transactions	(82,388)	586,336	19,307	(34,722)	692,450	780,400
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	67,070	(1,080,060)	339,998	(927,795)	(213,715)	(1,595,366)
Net increase (decrease) in net assets resulting from operations	(7,337)	(534,854)	355,667	(944,707)	402,522	(977,578)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(530,776)	(1,399,513)	(9,348)	(17,024)	(370,044)	(225,964)
Class A	(5,618)	(16,646)	—	—	(314,023)	(194,237)
Class C	(1,751)	(1,601)	—	(28)	(57,632)	(34,723)
Total Dividends and Distributions to Shareholders	(538,145)	(1,417,760)	(9,348)	(17,052)	(741,699)	(454,924)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	407,350	781,646	428,683	349,181	294,857	572,190
Class A	1,541	—	674	342	3,975	106,461
Class C	2,063	2,125	1,394	1,436	3,400	3,600
Reinvestment of dividends and distributions
Class I	496,766	1,287,014	8,558	15,533	351,251	213,457
Class A	5,512	16,303	—	—	295,067	183,321
Class C	1,740	1,564	—	28	55,432	33,363
Cost of shares redeemed
Class I	(254,650)	(878,995)	(192,948)	(1,033,188)	(714,352)	(794,718)
Class A	(1,144)	(10,911)	(878)	(54,731)	(204,609)	(356,886)
Class C	—	(5)	—	—	(35,112)	(37,330)
Net increase (decrease) in net assets from share transactions of beneficial interest	659,178	1,198,741	245,483	(721,399)	49,909	(76,542)

Total Increase (Decrease) in Net Assets	113,696	(753,873)	591,802	(1,683,158)	(289,268)	(1,509,044)

Net Assets:
Beginning of year/period	5,952,658	6,706,531	2,853,148	4,536,306	12,246,190	13,755,234
End of year/period	$6,066,354	$5,952,658	$3,444,950	$2,853,148	$11,956,922	$12,246,190

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(301,982)	$(693,943)	$10,333	$46,391	$252	$(7,601)
Net realized gain on investments and foreign currency transactions	1,872,385	6,914,320	92,319	39,051	17,686	50,524
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,927,448)	(22,277,865)	43,296	123,493	39,698	(284,403)
Net increase (decrease) in net assets resulting from operations	(1,357,045)	(16,057,488)	145,948	208,935	57,636	(241,480)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(3,016,636)	(3,661,327)	(38,637)	(14,413)	(58,439)	(64,974)
Class A	(2,282,629)	(2,390,759)	(6,724)	(764)	(4,799)	(12,021)
Class C	(817,904)	(1,434,203)	(206)	(32)	(1)	(1)
Total Dividends and Distributions to Shareholders	(6,117,169)	(7,486,289)	(45,567)	(15,209)	(63,239)	(76,996)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	609,509	1,442,127	159,453	672,606	379,206	329,190
Class A	37,911	1,119,873	1,005	138,576	475	—
Class C	4,000	27,640	—	1,275	0	—
Reinvestment of dividends and distributions
Class I	2,772,936	3,351,958	38,292	14,282	57,598	64,059
Class A	2,133,091	2,262,107	6,601	735	3,769	10,901
Class C	783,803	1,405,624	206	32	1	1
Cost of shares redeemed
Class I	(3,382,482)	(5,550,304)	(288,709)	(451,944)	(174,448)	(445,231)
Class A	(860,129)	(2,248,929)	(11,865)	(11,520)	(114,018)	(9,225)
Class C	(946,531)	(3,619,617)	(7,202)	(1,245)	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	1,152,108	(1,809,521)	(102,219)	362,797	152,583	(50,305)

Total Increase (Decrease) in Net Assets	(6,322,106)	(25,353,298)	(1,838)	556,523	146,980	(368,781)

Net Assets:
Beginning of year/period	40,209,058	65,562,356	1,767,095	1,210,572	1,248,453	1,617,234
End of year/period	$33,886,952	$40,209,058	$1,765,257	$1,767,095	$1,395,433	$1,248,453

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$61,580	$(132,510)	$(736)	$(12,448)	$69,280	$906
Net realized loss on investments	—	(6,949)	(2,084)	(2,141)	—	—
Distribution of realized gains by underlying investment companies	—	3,267	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(29,278)	(265,599)	1,525	(12,686)	—	—
Net increase (decrease) in net assets resulting from operations	32,302	(401,791)	(1,295)	(27,275)	69,280	906

Distributions to Shareholders:
Total Distributions Paid:
Class I	(43,869)	(152,472)	—	—	(67,015)	(535)
Class A	(378)	(2,014)	—	—	(1,514)	(20)
Class C	(6)	(483)	—	—	(415)	(8)
Total Dividends and Distributions to Shareholders	(44,253)	(154,969)	—	—	(68,944)	(563)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	125,954	777,268	893	35,854	1,305,260	1,604,222
Class A	985	5,854	—	—	1,719	841
Class C	—	—	680	1,359	47,871	17,054
Reinvestment of dividends and distributions
Class I	43,549	150,968	—	—	45,020	531
Class A	374	1,993	—	—	1,512	19
Class C	6	475	—	—	415	8
Cost of shares redeemed
Class I	(420,450)	(964,856)	(16,369)	(167,328)	(1,688,411)	(1,983,776)
Class A	(1,170)	(20,132)	(52,298)	(9,853)	(1,793)	(271,534)
Class C	(29,217)	—	—	(13,603)	(82,831)	(28,529)
Net decrease in net assets from share transactions of beneficial interest	(279,969)	(48,430)	(67,094)	(153,571)	(371,238)	(661,164)

Total Decrease in Net Assets	(291,920)	(605,190)	(68,389)	(180,846)	(370,902)	(660,821)

Net Assets:
Beginning of year/period	11,623,213	12,228,403	701,329	882,175	5,340,415	6,001,236
End of year/period	$11,331,293	$11,623,213	$632,940	$701,329	$4,969,513	$5,340,415

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Balanced		Conservative Balanced		Moderate Balanced
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$5,749	$26,923	$20,154	$66,525	$9,025	$44,890
Net realized gain (loss) on investments	(453)	2,072	(3,412)	(13,531)	(16,772)	(386)
Distribution of realized gains by underlying affiliated investment companies	27,120	54,869	41,742	137,622	42,976	99,398
Net change in unrealized depreciation on investments	(5,268)	(177,431)	(17,462)	(374,948)	(9,046)	(280,680)
Net increase (decrease) in net assets resulting from operations	27,148	(93,567)	41,022	(184,332)	26,183	(136,778)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(50,959)	(74,884)	(91,659)	(151,581)	(63,033)	(90,465)
Class A	(1)	(1)	(1,565)	(2,719)	(926)	(3,886)
Class C	(9,053)	(14,576)	(27,203)	(43,805)	(28,070)	(36,027)
Total Dividends and Distributions to Shareholders	(60,013)	(89,461)	(120,427)	(198,105)	(92,029)	(130,378)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	12,138	34,584	55,869	68,411	15,155	44,402
Class A	119,378	—	—	—	861	1,131
Class C	5,155	5,162	13,921	14,462	35,795	43,323
Reinvestment of dividends and distributions
Class I	50,959	74,884	90,714	149,854	63,033	90,466
Class A	1	1	1,564	2,720	926	3,886
Class C	9,053	14,576	27,203	43,805	28,070	36,027
Cost of shares redeemed
Class I	(7,141)	(28,382)	(13,577)	(24,149)	(122,842)	(8,550)
Class A	—	(5,322)	(1,400)	(50)	—	(33,771)
Class C	(1,516)	(17,369)	(2,282)	(13,852)	(11,393)	(35,578)
Net increase in net assets from share transactions of beneficial interest	188,027	78,134	172,012	241,201	9,605	141,336

Total Increase (Decrease) in Net Assets	155,162	(104,894)	92,607	(141,236)	(56,241)	(125,820)

Net Assets:
Beginning of year/period	924,329	1,029,223	2,621,764	2,763,000	1,647,070	1,772,890
End of year/period	$1,079,491	$924,329	$2,714,371	$2,621,764	$1,590,829	$1,647,070

STATEMENTS OF CHANGES IN NET ASSETS

	Moderately Aggressive Balanced		Moderately Conservative Balanced
	Allocation Portfolio		Allocation Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$5,624	$24,437	$3,246	$19,319
Net realized gain (loss) on investments	(3,555)	—	(6,427)	4,972
Distribution of realized gains by underlying affiliated and non affiliated investment companies	22,902	51,945	12,316	38,881
Net change in unrealized depreciation on investments	(5,229)	(156,147)	(1,283)	(115,496)
Net increase (decrease) in net assets resulting from operations	19,742	(79,765)	7,852	(52,324)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(35,841)	(53,434)	(28,286)	(63,427)
Class A	(3,457)	(5,239)	(1)	(1)
Class C	(10,721)	(13,273)	(11,267)	(16,396)
Total Dividends and Distributions to Shareholders	(50,019)	(71,946)	(39,554)	(79,824)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	4,200	21,324	259	525
Class A	516	69,017	—	—
Class C	8,126	8,955	9,800	6,500
Reinvestment of dividends and distributions
Class I	35,841	53,434	28,286	56,212
Class A	3,457	5,239	1	1
Class C	10,721	13,273	11,267	16,396
Cost of shares redeemed
Class I	(24)	(2,626)	(99,291)	(77,504)
Class A	(12)	(12)	—	—
Class C	—	(5,726)	—	(6,500)

Net increase (decrease) in net assets from share transactions of beneficial interest	62,825	162,878	(49,678)	(4,370)

Total Increase (Decrease) in Net Assets	32,548	11,167	(81,380)	(136,518)

Net Assets:
Beginning of year/period	906,799	895,632	649,687	786,205
End of year/period	$939,347	$906,799	$568,307	$649,687

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of seventeen series. These financial statements include the following seventeen series: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, and Moderately Conservative Balanced Allocation Portfolio, (collectively, the “Portfolios”). Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager.

The following serve as advisers (the “Advisers”) to their respective Portfolio(s): M.D. Sass Investors Services, Inc. serves as Adviser to Large Capitalization Value; Smith Group Asset Management serves as Adviser to Large Capitalization Growth, Energy & Basic Materials, Financial Services and International Equity; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Zacks Investment Management, Inc. serves as Adviser to Small Capitalization; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology and Technology & Communications; Saratoga Capital Management, LLC serves as Adviser to U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation. Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Northern Lights Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio, the Financial Services Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, and Moderately Aggressive Balanced Allocation are diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Conservative Balanced Allocation	Total return consisting of capital appreciation and income
Moderate Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Conservative Balanced	Total return consisting of capital appreciation and income
Allocation

Currently, all Portfolios offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over -the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board appointed Saratoga Capital Management, LLC as the valuation designee. The Valuation designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Valuation of Fund of Funds – The Funds may invest in portfolios of open -end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2023, for the Portfolios’ assets and liabilities measured at fair value:

Large Capitalization Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$19,707,234	$—	$—	$19,707,234
Collateral for Securities Loaned	—	417	—	417
Short-Term Investment	2,337,690	—	—	2,337,690
Total	$22,044,924	$417	$—	$22,045,341

Large Capitalization Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$21,863,217	$—	$—	$21,863,217
Total	$21,863,217	$—	$—	$21,863,217

Mid Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,252,891	$—	$—	$10,252,891
Short-Term Investment	855,134	—	—	855,134
Total	$11,108,025	$—	$—	$11,108,025

Small Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,808,925	$—	$—	$5,808,925
Collateral for Securities Loaned	—	120,017	—	120,017
Short-Term Investment	282,836	—	—	282,836
Total	$6,091,761	$120,017	$—	$6,211,778

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$152,057	$—	$152,057
Canada	150,322	—	—	150,322
Cayman Islands	64,465	—	—	64,465
China	—	225,932	—	225,932
Denmark	—	97,462	—	97,462
Finland	—	78,209	—	78,209
France	—	165,947	—	165,947
Germany	—	338,231	—	338,231
Indonesia	—	78,797	—	78,797
Italy	—	77,703	—	77,703
Japan	—	535,571	—	535,571
Jersey	—	92,362	—	92,362
Korea (Republic of)	—	160,981	—	160,981
Mexico	74,786	—	—	74,786
Netherlands	—	196,059	—	196,059
South Africa	—	57,802	—	57,802
Spain	—	94,050	—	94,050
Swizterland	—	96,291	—	96,291
Taiwan	—	65,249	—	65,249
Taiwan Province of China	—	87,941	—	87,941
Thailand	—	82,051	—	82,051
United Kingdom	—	400,249	—	400,249
Short -Term Investment	69,875	—	—	69,875
Total	$359,448	$3,082,944	$—	$3,442,392

Health & Biotechnology

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,285,276	$—	$—	$11,285,276
Short-Term Investment	604,270	—	—	604,270
Total	$11,889,546	$—	$—	$11,889,546

Technology & Communications

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$33,154,587	$—	$—	$33,154,587
Short-Term Investment	915,582	—	—	915,582
Total	$34,070,169	$—	$—	$34,070,169

Energy & Basic Materials

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,718,738	$—	$—	$1,718,738
Short-Term Investment	46,336	—	—	46,336
Total	$1,765,074	$—	$—	$1,765,074

Financial Services

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,365,455	$—	$—	$1,365,455
Short-Term Investment	39,049	—	—	39,049
Total	$1,404,504	$—	$—	$1,404,504

Investment Quality Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$11,150,213	$—	$—	$11,150,213
Short-Term Investment	249,848	—	—	249,848
Total	$11,400,061	$—	$—	$11,400,061

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

Municipal Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$603,329	$—	$—	$603,329
Short-Term Investment	28,526	—	—	28,526
Total	$631,855	$—	$—	$631,855

U.S. Government Money Market

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,917,978	$—	$—	$4,917,978
Total	$4,917,978	$—	$—	$4,917,978

Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$994,530	$—	$—	$994,530
Short-Term Investment	82,005	—	—	82,005
Total	$1,076,535	$—	$—	$1,076,535

Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,942,019	$—	$—	$1,942,019
Short-Term Investment	774,809	—	—	774,809
Total	$2,716,828	$—	$—	$2,716,828

Moderate Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,358,866	$—	$—	$1,358,866
Short-Term Investment	231,737	—	—	231,737
Total	$1,590,603	$—	$—	$1,590,603

Moderately Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$802,285	$—	$—	$802,285
Short-Term Investment	136,466	—	—	136,466
Total	$938,751	$—	$—	$938,751

Moderately Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$491,654	$—	$—	$491,654
Short-Term Investment	75,938	—	—	75,938
Total	$567,592	$—	$—	$567,592

The Funds did not hold any Level 3 securities during the period.

(b) Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2022, available to offset future capital gains, and utilized capital gains, if any, are as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	CLCF Utilized	Total
Large Capitalization Value	$—	$—	$—	$—
Large Capitalization Growth	—	—	—	—
Mid Capitalization	—	—	—	—
Small Capitalization	—	—	—	—
International Equity	2,321,286	221,586	76,112	2,542,872
Health & Biotechnology	—	—	—	—
Technology & Communications	—	—	—	—
Energy & Basic Materials	842,460	279,768	60,095	1,122,228
Financial Services	—	—	—	—
Investment Quality Bond	746	—	—	746
Municipal Bond	8,328	4,062	—	12,390
U.S. Government Money Market	—	—	—	—
Aggressive Balanced Allocation	—	—	—	—
Conservative Balanced Allocation	—	—	—	—
Moderate Balanced Allocation	—	—	—	—
Moderately Aggressive Balanced Allocation	—	—	—	—
Moderately Conservative Balanced Allocation	—	—	—	—

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2019-2021 returns and expected to be taken in the Portfolios’ 2022 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2023, the Portfolios did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Capital
Portfolio	Income Dividends	Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communication	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Monthly	Annually
Municipal Bond	Monthly	Annually
U.S. Government Money Market	Daily - paid monthly	Annually
Aggressive Balanced Allocation	Annually	Annually
Conservative Balanced Allocation	Annually	Annually

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

Capital
Portfolio	Income Dividends	Gains
Moderate Balanced Allocation	Annually	Annually
Moderately Aggressive Balanced Allocation	Annually	Annually
Moderately Conservative Balanced Allocation	Annually	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in- surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e) Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Market Disruptions Risk. The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Portfolio to lose value.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

The spread of COVID -19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Portfolios’ securities or other assets. Such impacts may adversely affect the performance of the Portfolios.

2.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Portfolios could experience delays or losses on recovery. Additionally, the Portfolios are subject to the risk of loss from investments made with the cash received as collateral. The Portfolios manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At February 28, 2023, the following portfolios loaned securities and received U.S. Government securities and cash collateral for the loan. This cash was invested in repurchase agreements as shown in the Schedules of Investments. The aggregate market value of the collateral shown below includes non-cash U.S Treasury securities and is calculated based on prior day’s prices.

	Market Value of	Market Value	Value of
Portfolio	Loaned Securities	of Collateral	Non-cash Collateral
Large Capitalization Value	$1,002,661	$1,023,312	$1,022,895
Large Capitalization Growth	185,314	189,054	189,054
Small Capitalization	558,252	579,359	120,017

At February 28, 2023, the percentage of total investment income the Portfolios received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Percentage of Total
Portfolio	Investment Income
Large Capitalization Value	0.82%
Large Capitalization Growth	0.17%
Mid Capitalization	0.04%
Small Capitalization	0.77%
International Equity	0.60%
Health & Biotechnology	0.02%
Technology & Communications	0.26%

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of February 28, 2023.

		Gross Amounts not offset in the
		Statements of Assets and Liabilities
	Gross Amounts Recognized	Financial
	in Statements of Assets and	Instruments	Cash Collateral	Net Amount
	Liabilities	Pledged	Pledged	of Assets
Large Capitalization Value
Description of Liability
Securities Loaned	$417	$417	$—	$—

Small Capitalization
Description of Liability
Securities Loaned	$120,017	$120,017	$—	$—

3.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; 0.475% for U.S. Government Money Market; 0.90% for Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, and Aggressive Balanced Allocation. The manager pays the fees charged by the Portfolios’ sub-advisers. The Portfolios do not pay the sub-advisers directly.

For the six months ended February 28, 2023, the Manager waived $3,591 for Energy & Basic Materials, $571 for Financial Services, $2,014 for Municipal Bond, $7,165 for Aggressive Balanced Allocation, $14,596 for Conservative Balanced Allocation, $10,206 for Moderate Balanced Allocation, $6,159 for Moderately Aggressive Balanced Allocation, and $5,029 for Moderately Conservative Balanced Allocation. The U.S Government Money Market Fund is subject to additional voluntary waivers by the Manager to ensure the portfolio maintains a NAV of $1.00.

(b) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with UFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

Certain employees of UFS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

(c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets. For the six months ended February 28, 2023 the Distributor waived $0 in fees for the U.S. Government Money Market Portfolio.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I shares are offered at net asset value.

For the six months ended February 28, 2023, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges	CDSC’s
	Class A	Class C
Large Capitalization Value	$1,273	$52
Large Capitalization Growth	3,627	42
Mid Capitalization	236	37
Small Capitalization	56	21
International Equity	24	14
Health & Biotechnology	57	67
Technology & Communications	727	99
Energy & Basic Materials	17	3
Financial Services	17	—
Investment Quality Bond	36	—
Municipal Bond	—	—
U.S Government Money Market	—	626
Aggressive Balanced Allocation	4,315	52
Conservative Balanced Allocation	—	139
Moderate Balanced Allocation	52	358
Moderately Aggressive Balanced Allocation	31	11
Moderately Conservative Balanced Allocation	—	98

(d) The Trust and the Manager have entered into Excess Expense Agreements (the “Expense Agreements”). In connection with the Expense Agreements, the Manager is currently voluntarily waiving, all or a portion of its management fees and/or assuming certain other operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at February 28, 2023, for each portfolio were: 3.00%, 3.60% and 2.60% for Class A, C and I shares, respectively, of Large Capitalization Value, Large Capitalization Growth, Mid Capitalization, and Small Capitalization; 3.30%, 3.90% and 2.90% for Class A, C and I shares, respectively, of International Equity; 2.30%, 2.90% and 1.90%, for Class A, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75% and 1.75% for Class A, C and I shares, respectively, of U.S. Government Money Market; 3.40%, 4.00% and 3.00% for Class A, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services. For the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation the Manager is waiving all or a portion of its management fees and/or assuming certain operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) the expense caps are 1.24%, 0.99% and 1.99% for Classes A, I and C shares respectively. Under the terms of the Expense Agreements, the Manager is permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice, except for the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation which shall continue through December 31, 2023.

In addition, the U.S. Government Money Market Portfolio’s distributor has agreed to waive Distribution Fees and/or Service (12b-1) Fees for the Portfolio’s Class A and C shares through December 31, 2023. The Agreement may only be terminated during its term by or with the consent of the Trust’s Board of Trustees.

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2023	8/31/2024	8/31/2025
International Equity	$30,421	$7,065	$12,272
Energy & Basic Materials	7,300	12,004	3,323
Financial Services	6,123	5,710	4,609
Investment Quality Bond	—	—	843
Municipal Bond	9,326	9,915	5,596
Aggressive Balanced Allocation	9,335	13,846	12,260
Conservative Balanced Allocation	19,169	25,699	27,543
Moderate Balanced Allocation	12,115	19,205	19,364
Moderately Aggressive Balanced Allocation	8,273	12,873	11,730
Moderately Conservative Balanced Allocation	10,326	11,586	10,829

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement. For the six months ended February 28, 2023, the amount received by the participating Portfolios under this arrangement was as follows: Large Cap Value, $3,984; Health & Biotechnology, $1,008; and Technology & Communications, $2,247. These amounts are included with the realized gain/loss for each Portfolio in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

(f) Affiliated Investments — Companies which are affiliates of the Portfolios at February 28, 2023, are noted in the Portfolio’s Schedule of Investments. A summary of the investments in the affiliated investments are detailed below:

Affiliated Holding	Value at 8/31/2022	Purchases	Sale Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 2/28/2023	Shares at 2/28/2023	Income	Long Term Capital Gain Distribution
Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$30,400	$3,979	$294	$(24)	$1,706	$35,767	2,726	$2,621	$—
Saratoga Health & Biotechnology Portfolio, CL I	37,663	6,520	418	(35)	(844)	42,886	1,934	—	2,117
Saratoga Large Capitalization Growth Portfolio, CL I	122,256	23,200	1,459	(243)	(10,217)	133,537	6,287	—	7,730
Saratoga Large Capitalization Value Portfolio, CL I	171,886	33,628	1,918	(93)	(3,614)	199,889	7,901	885	11,134
Saratoga Mid Capitalization Portfolio, CL I	101,696	14,887	1,243	(145)	1,944	117,139	9,794	—	1,796
Saratoga Technology & Communications Portfolio, CL I	30,388	8,270	373	(45)	(5,180)	33,060	1,752	—	4,343
Total	494,289			(585)	(16,205)	562,278		3,506	27,120

Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio	264,245	15,677	16,000	(1,355)	(21,037)	241,530	11,371	—	15,677
Saratoga Large Capitalization Value Portfolio, CL I	367,534	27,699	21,300	(1,126)	(7,560)	365,247	14,437	5,279	22,420
Saratoga Mid Capitalization Portfolio, CL I	220,453	3,645	14,000	(1,000)	3,700	212,798	17,793	—	3,646
Total	852,232			(3,481)	(24,897)	819,575		5,279	41,743

Moderate Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	28,381	1,177	2,552	(483)	1,923	28,446	2,168	772	—
Saratoga Health & Biotechnology Portfolio, CL I	35,761	2,437	3,650	(671)	(42)	33,835	1,526	—	1,878
Saratoga Large Capitalization Growth Portfolio, CL I	232,635	17,707	34,792	(7,379)	(14,257)	193,914	9,130	—	13,759
Saratoga Large Capitalization Value Portfolio, CL I	325,123	29,413	46,935	(3,254)	(6,321)	298,026	11,780	4,634	19,683
Saratoga Mid Capitalization Portfolio, CL I	195,317	6,583	29,800	(4,404)	6,147	173,843	14,535	—	3,223
Saratoga Technology & Communications Portfolio, CL I	33,105	4,952	3,064	(379)	(5,233)	29,381	1,557	—	4,433
Total	850,322			(16,570)	(17,783)	757,445		5,406	42,976

Moderately Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	22,769	665	—	—	1,278	24,712	1,884	665	—
Saratoga Health & Biotechnology Portfolio, CL I	24,375	1,375	—	—	(564)	25,186	1,136	—	1,375
Saratoga Large Capitalization Growth Portfolio, CL I	118,895	6,957	8,600	(1,359)	(8,717)	107,176	5,046	—	6,957
Saratoga Large Capitalization Value Portfolio, CL I	166,113	12,288	12,300	(650)	(3,409)	162,042	6,405	2,342	9,947
Saratoga Mid Capitalization Portfolio, CL I	107,872	1,761	8,000	(1,832)	3,043	102,844	8,599	—	1,761
Saratoga Technology & Communications Portfolio, CL I	19,930	2,862	—	—	(3,421)	19,371	1,027	—	2,862
Total	459,954			(3,841)	(11,790)	441,331		3,007	22,902

Moderately Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	87,806	4,619	14,468	(2,309)	(4,989)	70,659	3,327	—	4,619
Saratoga Large Capitalization Value Portfolio, CL I	119,865	8,111	18,490	(734)	(2,430)	106,322	4,202	1,546	6,566
Saratoga Mid Capitalization Portfolio, CL I	76,978	1,131	12,918	(1,920)	2,350	65,621	5,487	—	1,131
Total	284,649			(4,963)	(5,069)	242,602		1,546	12,316

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

4.	INVESTMENT TRANSACTIONS

(a)	For the six months ended February 28, 2023, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$5,923,299	$5,924,754
Large Capitalization Growth	6,616,725	7,992,699
Mid Capitalization	3,277,876	3,606,850
Small Capitalization	2,913,999	2,741,503
International Equity	1,000,835	831,017
Health & Biotechnology	3,629,980	4,579,159
Technology & Communications	1,988,452	7,709,130
Energy & Basic Materials	602,555	754,466
Financial Services	313,402	247,429
Investment Quality Bond	126,869	—
Municipal Bond	5,004	87,500
Aggressive Balanced Allocation	147,029	10,517
Conservative Balanced Allocation	64,545	56,600
Moderate Balanced Allocation	83,710	186,018
Moderately Aggressive Balanced Allocation	31,716	35,800
Moderately Conservative Balanced Allocation	17,851	99,553

(b) Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(c) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The derivative instruments outstanding, as of February 28, 2023, as disclosed in the Portfolio of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund. The derivatives are not accounted for as hedging instruments under GAAP.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended February 28, 2023, were as follows:

			Location of derivatives on Statements of	Fair value of asset
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
International Equity
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$1

The effect of derivative instruments on the Statements of Operations for the period ended February 28, 2023, were as follows:

				Realized and unrealized
Fund	Derivative	Location of loss on derivatives	Risk Type	loss on derivatives
International Equity
	Forward Exchange Contracts	Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(4,153)
	Forward Exchange Contracts	Net change in unrealized appreciation on investments and foreign currency translations	Foreign Exchange	926
			Total	$(3,227)

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Large Capitalization Value
Issued	74,155	119,488	944	2,665	318	266
Redeemed	(47,071)	(79,642)	(103)	(5,786)	—	(321)
Reinvested from Dividends	62,336	128,702	1,256	3,054	803	1,492
Net Increase (Decrease) in Shares	89,420	168,548	2,097	(67)	1,121	1,437
Large Capitalization Growth
Issued	86,811	64,915	3,425	9,588	559	369
Redeemed	(131,624)	(122,844)	(954)	(12,608)	(32,752)	(41,035)
Reinvested from Dividends	57,567	165,503	4,556	11,729	33,647	78,882
Net Increase (Decrease) in Shares	12,754	107,574	7,027	8,709	1,454	38,216
Mid Capitalization
Issued	9,006	30,666	525	4,629	498	440
Redeemed	(25,725)	(51,919)	(9,783)	(21,583)	—	(3,102)
Reinvested from Dividends	13,183	98,547	2,652	20,879	247	1,629
Net Increase (Decrease) in Shares	(3,536)	77,294	(6,606)	3,925	745	(1,033)
Small Capitalization
Issued	62,282	100,977	255	—	2,344	1,157
Redeemed	(39,379)	(115,004)	(194)	(1,661)	—	(1)
Reinvested from Dividends	79,483	161,280	1,024	2,329	1,912	874
Net Increase in Shares	102,386	147,253	1,085	668	4,256	2,030
International Equity
Issued	45,341	30,699	78	32	160	130
Redeemed	(20,540)	(87,524)	(101)	(4,720)	—	—
Reinvested from Dividends	895	1,301	—	—	—	3
Net Increase (Decrease) in Shares	25,696	(55,524)	(23)	(4,688)	160	133
Health & Biotechnology
Issued	12,305	23,658	196	5,157	248	246
Redeemed	(30,865)	(33,351)	(10,240)	(17,461)	(2,478)	(2,538)
Reinvested from Dividends	14,684	9,146	14,557	9,148	3,898	2,301
Net Increase (Decrease) in Shares	(3,876)	(547)	4,513	(3,156)	1,668	9
Technology & Communications
Issued	30,183	48,178	2,340	43,127	354	1,605
Redeemed	(170,931)	(203,520)	(55,038)	(91,469)	(86,707)	(224,527)
Reinvested from Dividends	153,201	109,720	142,111	86,176	80,804	75,047
Net Increase (Decrease) in Shares	12,453	(45,622)	89,413	37,834	(5,549)	(147,875)
Energy & Basic Materials
Issued	11,592	55,483	84	11,812	—	141
Redeemed	(21,305)	(37,157)	(963)	(974)	(754)	(134)
Reinvested from Dividends	2,982	1,281	567	72	22	4
Net Increase (Decrease) in Shares	(6,731)	19,607	(312)	10,910	(732)	11
Financial Services
Issued	37,657	28,403	55	—	—	—
Redeemed	(19,230)	(41,508)	(13,661)	(965)	—	—
Reinvested from Dividends	6,187	5,684	455	1,076	—	—
Net Increase (Decrease) in Shares	24,614	(7,421)	(13,151)	111	—	—
Investment Quality Bond
Issued	13,684	82,426	108	639	—	—
Redeemed	(45,704)	(102,013)	(128)	(2,110)	(3,268)	—
Reinvested from Dividends	4,725	15,942	41	212	1	51
Net Increase (Decrease) in Shares	(27,295)	(3,645)	21	(1,259)	(3,267)	51

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Municipal Bond
Issued	102	4,038	—	—	179	154
Redeemed	(1,878)	(19,023)	(6,124)	(1,135)	—	(1,565)
Reinvested from Dividends	—	—	—	—	—	—
Net Increase (Decrease) in Shares	(1,776)	(14,985)	(6,124)	(1,135)	179	(1,411)
U.S. Government Money Market
Issued	1,305,260	1,604,223	1,719	841	47,871	17,054
Redeemed	(1,688,411)	(1,983,775)	(1,794)	(271,534)	(82,831)	(28,529)
Reinvested from Dividends	45,020	531	1,512	19	415	8
Net Increase (Decrease) in Shares	(338,131)	(379,021)	1,437	(270,674)	(34,545)	(11,467)
Aggressive Balanced Allocation
Issued	1,210	3,041	11,986	—	529	469
Redeemed	(691)	(2,390)	—	(418)	(160)	(1,665)
Reinvested from Dividends	5,189	6,552	— **	— **	926	1,276
Net Increase (Decrease) in Shares	5,708	7,203	11,986	(418)	1,295	80
Conservative Balanced Allocation
Issued	5,494	6,155	—	—	1,413	1,334
Redeemed	(1,340)	(2,091)	(142)	(5)	(236)	(1,288)
Reinvested from Dividends	9,126	13,416	157	243	2,773	3,947
Net Increase (Decrease) in Shares	13,280	17,480	15	238	3,950	3,993
Moderate Balanced Allocation
Issued	1,458	3,847	82	100	3,564	3,856
Redeemed	(12,223)	(685)	—	(3,115)	(1,164)	(3,121)
Reinvested from Dividends	6,192	7,759	91	333	2,799	3,101
Net Increase (Decrease) in Shares	(4,573)	10,921	173	(2,682)	5,199	3,836
Moderately Aggressive Balanced Allocation
Issued	410	1,877	50	5,513	775	780
Redeemed	(2)	(211)	(1)	(1)	—	(461)
Reinvested from Dividends	3,563	4,638	345	455	1,080	1,155
Net Increase (Decrease) in Shares	3,971	6,304	394	5,967	1,855	1,474
Moderately Conservative Balanced Allocation
Issued	27	50	—	—	1,095	604
Redeemed	(10,423)	(7,125)	—	—	—	(604)
Reinvested from Dividends	3,048	5,224	— **	— **	1,243	1,541
Net Increase (Decrease) in Shares	(7,348)	(1,851)	— **	— **	2,338	1,541

**	Amount represents less than 0.5 shares.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation February 28, 2023, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Large Capitalization Value	$20,876,931	$1,826,948	$(658,538)	$1,168,410
Large Capitalization Growth	19,003,740	3,819,102	(959,625)	2,859,477
Mid Capitalization	8,432,187	2,890,080	(214,242)	2,675,838
Small Capitalization	5,690,242	899,568	(378,032)	521,536
International Equity	3,102,154	484,683	(144,445)	340,238
Health & Biotechnology	9,430,484	2,752,743	(293,681)	2,459,062
Technology & Communications	14,395,769	20,755,460	(1,081,060)	19,674,400
Energy & Basic Materials	1,462,090	411,602	(108,618)	302,984
Financial Services	950,216	478,860	(24,572)	454,288
Investment Quality Bond	11,706,455	—	(307,351)	(307,351)
Municipal Bond	643,084	—	(11,229)	(11,229)
U.S. Government Money Market	4,917,978	—	—	—
Aggressive Balanced Allocation	1,111,901	17,733	(53,099)	(35,366)
Conservative Balanced Allocation	2,831,407	719	(115,298)	(114,579)
Moderate Balanced Allocation	1,640,479	20,059	(69,935)	(49,876)
Moderately Aggressive Balanced Allocation	965,341	16,521	(43,111)	(26,590)
Moderately Conservative Balanced Allocation	588,745	554	(21,707)	(21,153)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends utilized during the period ended August 31, 2022 was as follows:

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
8/31/2022	Income	Capital Gains	Income	Capital	Total
Large Capitalization Value	$2,000,493	$1,783,389	$—	$—	$3,783,882
Large Capitalization Growth	1,648,261	4,562,360	—	433,707	6,644,328
Mid Capitalization	352,691	1,296,834	—	—	1,649,525
Small Capitalization	202,520	1,215,240	—	—	1,417,760
International Equity	17,052	—	—	—	17,052
Health & Biotechnology	53,205	401,719	—	—	454,924
Technology & Communications	—	7,486,289	—	—	7,486,289
Energy & Basic Materials	15,209	—	—	—	15,209
Financial Services	31,650	45,346	—	—	76,996
Investment Quality Bond	—	154,969	—	—	154,969
Municipal Bond	—	—	—	—	—
U.S. Government Money Market	615	—	—	—	615
Aggressive Balanced Allocation	27,299	62,162	—	—	89,461
Conservative Balanced Allocation	53,920	144,185	—	—	198,105
Moderate Balanced Allocation	44,890	85,488	—	—	130,378
Moderately Aggressive Balanced Allocation	24,553	47,393	—	—	71,946
Moderately Conservative Balanced Allocation	19,978	59,846	—	—	79,824

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

The tax character of dividends utilized during the period ended August 31, 2021 was as follows:

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
8/31/2021	Income	Capital Gains	Income	Capital	Total
Large Capitalization Value	$—	$—	$—	$—	$—
Large Capitalization Growth	—	2,825,180	—	—	2,825,180
Mid Capitalization	111,672	790,855	—	—	902,527
Small Capitalization	—	—	—	—	—
International Equity	91,767	—	—	—	91,767
Health & Biotechnology	24,182	1,457,402	—	—	1,481,584
Technology & Communications	—	7,561,392	—	—	7,561,392
Energy & Basic Materials	16,483	—	—	—	16,483
Financial Services	—	46,047	—	—	46,047
Investment Quality Bond	8,659	4,027	—	—	12,686
Municipal Bond	—	—	—	514	514
U.S. Government Money Market	1,175	—	—	—	1,175
Aggressive Balanced Allocation	8,359	6,565	—	—	14,924
Conservative Balanced Allocation	5,711	2,609	—	—	8,320
Moderate Balanced Allocation	2,713	14,800	—	—	17,513
Moderately Aggressive Balanced Allocation	4,569	7,208	—	—	11,777
Moderately Conservative Balanced Allocation	284	10,498	—	—	10,782

During the fiscal year ended August 31, 2022, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, net operating losses and short-term capital gains, tax adjustments for prior year tax returns, reclassification of Fund distributions, adjustments for nondeductible payments and foreign tax credit pass-through, and the use of tax equalization credits, resulted in reclassification for the tax year ended August 31, 2022 as follows:

	Paid	Distributable
	In	or Accumulated
	Capital	Earnings (Loss)
Large Capitalization Value	$174,405	$(174,405)
Large Capitalization Growth	(310,779)	310,779
Mid Capitalization	(8,647)	8,647
Small Capitalization	47,442	(47,442)
International Equity	—	—
Health & Biotechnology	(21,397)	21,397
Technology & Communications	(198,942)	198,942
Energy & Basic Materials	—	—
Financial Services	(3,454)	3,454
Investment Quality Bond	(55,687)	55,687
Municipal Bond	(12,122)	12,122
U.S. Government Money Market	—	—
Aggressive Balanced Allocation	—	—
Conservative Balanced Allocation	—	—
Moderate Balanced Allocation	—	—
Moderately Aggressive Balanced Allocation	—	—
Moderately Conservative Balanced Allocation	—	—

Net assets were unaffected by the above reclassifications.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

As of each of the Portfolio’s tax year-ended August 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Large Capitalization Value	$307,361	$1,305,588	$(90,221)	$—	$—	$458,501	$1,981,229
Large Capitalization Growth	—	—	(157,024)	—	—	3,620,510	3,463,486
Mid Capitalization	—	196,082	(20,707)	—	—	1,764,274	1,939,649
Small Capitalization	—	538,104	(20,896)	—	—	454,466	971,674
International Equity	9,278	—	(108,504)	(2,542,872)	—	(391)	(2,642,489)
Health & Biotechnology	—	741,628	(102,482)	—	—	2,672,777	3,311,923
Technology & Communications	—	6,117,007	(381,842)	—	—	22,601,848	28,337,013
Energy & Basic Materials	45,515	—	—	(1,122,228)	—	259,668	(817,045)
Financial Services	—	2,266	(7,403)	—	—	414,590	409,453
Investment Quality Bond	—	—	(79,025)	(746)	—	(278,073)	(357,844)
Municipal Bond	—	—	(9,513)	(12,390)	—	(12,754)	(34,657)
U.S. Government Money Market	348	—	—	—	—	—	348
Aggressive Balanced Allocation	—	54,545	—	—	—	(30,098)	24,447
Conservative Balanced Allocation	—	112,880	—	—	—	(97,117)	15,763
Moderate Balanced Allocation	—	91,620	—	—	—	(40,830)	50,790
Moderately Aggressive Balanced Allocation	—	48,718	—	—	—	(21,361)	27,357
Moderately Conservative Balanced Allocation	—	39,504	—	—	—	(19,870)	19,634

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts and C-Corporations adjustments. The unrealized appreciation in the table above includes unrealized foreign currency gain/(loss) of $(1,557) for the International Equity Portfolio and $(20) for the Energy & Basic Materials Portfolio.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Late Year
Losses
Large Capitalization Value	$90,221
Large Capitalization Growth	157,024
Mid Capitalization	20,707
Small Capitalization	20,896
International Equity	—
Health & Biotechnology	102,482
Technology & Communications	381,842
Energy & Basic Materials	—
Financial Services	7,403
Investment Quality Bond	76,843
Municipal Bond	7,459
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	—
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Post October
Losses
Large Capitalization Value	$—
Large Capitalization Growth	—
Mid Capitalization	—
Small Capitalization	—
International Equity	108,504
Health & Biotechnology	—
Technology & Communications	—
Energy & Basic Materials	—
Financial Services	—
Investment Quality Bond	2,182
Municipal Bond	2,054
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	—
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Investment Quality Bond Portfolio will be directly affected by the performance of the Vanguard Ultra-Short-Term Bond Fund – Admiral Shares. The financial statements of the Vanguard Ultra-Short-Term Bond Fund – Admiral Shares, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2023, the percentage of net assets invested in the Vanguard Ultra-Short-Term Bond Fund – Admiral Class was 90.8%.

The performance of the Municipal Bond Portfolio will be directly affected by the performance of the JPMorgan Ultra-Short Municipal Fund - Class I. The financial statements of the JPMorgan Ultra-Short Municipal Fund - Class I, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2023, the percentage of net assets invested in the JPMorgan Ultra-Short Municipal Fund - Class I was 87.9%.

The performance of the Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Ultra-Short-Term Bond Fund – Admiral Class and Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class. The financial statements of the Vanguard Ultra-Short-Term Bond Fund and Dreyfus Institutional Preferred Government Money Market Fund, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2023, the percentage of net assets invested in the Vanguard Ultra-Short-Term Bond Fund and Dreyfus Institutional Preferred Government Money Market Fund was 31.1% and 28.5%, respectively.

The performance of the Moderately Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Ultra-Short- Term Bond Fund – Admiral Class. The financial statements of the Vanguard Ultra-Short-Term Bond Fund, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2023, the percentage of net assets invested in the Vanguard Ultra-Short-Term Bond Fund was 26.8%.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2023 (Unaudited)(Continued)

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of February 28, 2023, the below entities held more than 25% of the voting securities for each of the Funds listed.

	Pershing,	First National	Mid Atlantic Trust
	LLC *	Bank *	Company FBO *
Large Cap Value	—	38.60%	—
Large Cap Growth	—	29.40%	—
Mid Cap	—	43.85%	—
Small Cap	—	50.83%	—
International Equity	—	55.68%	—
Energy & Basic Materials	—	50.61%	—
Financial Services	—	60.68%	—
Investment Quality Bond	—	63.04%	—
U.S. Government Money Market	—	56.67%	—
Aggressive Balanced Allocation	—	66.33%	31.63%
Conservative Balanced Allocation	26.27%	43.18%	28.43%
Moderate Balanced Allocation Portfolio	—	42.21%	26.92%
Moderately Aggressive Balanced Allocation	—	58.68%	39.78%
Moderately Conservative Balanced Allocation	—	70.37%	—

* Comprised of multiple investors and accounts

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Large Capitalization Value Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$25.97		$32.15	$22.32	$21.17	$22.78	$23.77
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.04)		(0.25)	(0.17)	(0.03)	(0.01)	0.10
Net realized and unrealized gain (loss)	1.46		0.36	10.00	1.18	(0.21)	0.71
Total from investment operations	1.42		0.11	9.83	1.15	(0.22)	0.81
Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.07)	—
Distributions from realized gains	(2.09)		(6.29)	—	—	(1.32)	(0.78)
Distributions from return of capital	—		—	—	—	—	(1.02)
Total dividends and distributions	(2.09)		(6.29)	—	—	(1.39)	(1.80)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$25.30		$25.97	$32.15	$22.32	$21.17	$22.78
Total Return*	5.96%		(0.22)%	44.04%	5.43%	(0.14)%	3.58%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$21,506		$19,753	$19,033	$12,317	$13,358	$14,930
Ratio of gross operating expenses to average net assets (2)	1.55	% (4)	1.65%	1.33%	1.17%	1.14%	1.22%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.32	)% (4)	(0.90)%	(0.61)%	(0.15)%	(0.04)%	0.45%
Portfolio Turnover Rate	33	% (5)	117%	108%	82%	87%	100%

	Large Capitalization Growth Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$23.26		$34.32	$28.60	$24.45	$31.61	$25.48
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.10)		(0.27)	(0.16)	(0.03)	—	—
Net realized and unrealized gain (loss)	(0.44)		(3.97)	8.32	7.85	(1.76)	7.68
Total from investment operations	(0.54)		(4.24)	8.16	7.82	(1.76)	7.68
Dividends and Distributions:
Distributions from realized gains	(1.48)		(6.37)	(2.44)	(3.67)	(5.40)	(1.55)
Distributions from return of capital	—		(0.45)	—	—	—	—
Total dividends and distributions	(1.48)		(6.82)	(2.44)	(3.67)	(5.40)	(1.55)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$21.24		$23.26	$34.32	$28.60	$24.45	$31.61
Total Return*	(2.12)%		(16.45)%	31.15%	35.93%	-4.37%	31.33%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$19,290		$20,826	$27,040	$28,236	$24,398	$29,936
Ratio of gross operating expenses to average net assets (3)	1.66	% (4)	1.67%	1.34%	1.12%	1.06%	1.14%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.91	)% (4)	(0.98)%	(0.54)%	(0.11)%	0.01%	0.00%
Portfolio Turnover Rate	30	% (5)	60%	65%	74%	90%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:

1.55	% (4)	1.65%	1.33%	1.17%	1.14%	1.22%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:

1.66	% (4)	1.67%	1.34%	1.12%	1.06%	1.14%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Mid Capitalization Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$11.75		$14.96	$11.60	$11.69	$13.48	$12.87
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00		(0.04)	(0.03)	0.03	0.08	0.05
Net realized and unrealized gain (loss)	0.42		(1.26)	4.50	(0.07)	(0.65)	1.57
Total from investment operations	0.42		(1.30)	4.47	(0.04)	(0.57)	1.62
Dividends and Distributions:
Dividends from net investment income	—		(0.04)	(0.04)	(0.05)	(0.07)	(0.06)
Distributions from realized gains	(0.21)		(1.87)	(1.07)	—	(1.15)	(0.95)
Total dividends and distributions	(0.21)		(1.91)	(1.11)	(0.05)	(1.22)	(1.01)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$11.96		$11.75	$14.96	$11.60	$11.69	$13.48
Total Return*	3.61%		(9.97)%	40.57%	(0.38)%	(3.13)%	13.17%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$9,606		$9,486	$10,919	$8,126	$8,859	$10,224
Ratio of gross operating expenses to average net assets (2)	1.83	% (4)	2.01%	1.64%	1.46%	1.29%	1.45%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.03	% (4)	(0.32)%	(0.19)%	0.28%	0.66%	0.40%
Portfolio Turnover Rate	32	% (5)	43%	55%	53%	49%	39%

	Small Capitalization Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$6.94		$9.45	$6.43	$5.89	$8.10	$6.66
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01		(0.05)	(0.05)	(0.03)	—	(0.01)
Net realized and unrealized gain (loss)	(0.02)		(0.47)	3.07	0.57	(1.30)	1.45
Total from investment operations	(0.01)		(0.52)	3.02	0.54	(1.30)	1.44
Dividends and Distributions:
Distributions from realized gains	(0.62)		(1.99)	—	—	(0.91)	—
Total dividends and distributions	(0.62)		(1.99)	—	—	(0.91)	—
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$6.31		$6.94	$9.45	$6.43	$5.89	$8.10
Total Return*	(0.09)%		(8.22)%	46.97%	9.19%	(15.41)%	21.62%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,005		$5,893	$6,632	$5,362	$5,357	$7,331
Ratio of gross operating expenses to average net assets (3)	1.94	% (4)	2.06%	1.70%	1.68%	1.44%	1.55%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.30	% (4)	(0.63)%	(0.61)%	(0.44)%	(0.04)%	(0.20)%
Portfolio Turnover Rate	48	% (5)	104%	103%	101%	90%	115%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:

1.83	% (4)	2.01%	1.64%	1.46%	1.29%	1.45%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:

1.94	% (4)	2.06%	1.70%	1.68%	1.44%	1.55%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	International Equity Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2023		August 31,	August 31,	August 31,		August 31,		August 31,
	(Unaudited)		2022	2021	2020		2019		2018
Net Asset Value, Beginning of Year/Period	$9.07		$12.11	$8.94	$8.95		$10.23		$10.51
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.06	0.07	0.10		0.19		0.11
Net realized and unrealized gain (loss)	1.09		(3.05)	3.28	0.08		(1.42)		(0.39)
Total from investment operations	1.08		(2.99)	3.35	0.18		(1.23)		(0.28)
Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.05)	(0.18)	(0.19)		(0.05)		— **
Total dividends and distributions	(0.03)		(0.05)	(0.18)	(0.19)		(0.05)		—
Redemption Fees	—		—	—	—		—		—
Net Asset Value, End of Year/Period	$10.12		$9.07	$12.11	$8.94		$8.95		$10.23
Total Return*	11.91%		(24.79)%	37.96%	1.80	% #	(12.02	)% #	(2.63)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,394		$2,809	$4,421	$6,277		$8,320		$11,024
Ratio of gross operating expenses to average net assets (2)	2.59	% (4)	3.23%	2.47%	1.64%		1.61%		2.30%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.23	)% (4)	0.50%	0.63%	1.09%		2.00%		0.99%
Portfolio Turnover Rate	28	% (5)	47%	59%	52%		95%		130%

	Health & Biotechnology Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2023		August 31,	August 31,	August 31,		August 31,		August 31,
	(Unaudited)		2022	2021	2020		2019		2018
Net Asset Value, Beginning of Year/Period	$22.60		$25.10	$23.02	$21.14		$27.51		$29.45
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.12)		(0.25)	(0.16)	0.01		(0.01)		(0.05)
Net realized and unrealized gain (loss)	0.96		(1.46)	4.82	2.78		(2.30)		2.34
Total from investment operations	0.84		(1.71)	4.66	2.79		(2.31)		2.29
Dividends and Distributions:
Distributions from realized gains	(1.27)		(0.79)	(2.58)	(0.91)		(4.06)		(4.23)
Total dividends and distributions	(1.27)		(0.79)	(2.58)	(0.91)		(4.06)		(4.23)
Redemption Fees	—		—	—	—		—		—
Net Asset Value, End of Year/Period	$22.17		$22.60	$25.10	$23.02		$21.14		$27.51
Total Return*	3.33%		(6.92)%	22.43%	13.22%		(9.16)%		8.88%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,578		$6,794	$7,560	$6,741		$6,927		$9,436
Ratio of gross operating expenses to average net assets (3)	2.42	% (4)	2.50%	2.14%	1.91%		1.82%		1.90%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.01	)% (4)	(1.05)%	(0.69)%	0.05%		(0.02)%		(0.20)%
Portfolio Turnover Rate	30	% (5)	23%	19%	21%		32%		13%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:

2.59	% (4)	2.90%	2.32%	1.25%	1.25%	1.92%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:

2.42	% (4)	2.50%	2.14%	1.91%	1.82%	1.90%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Technology & Communications Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$22.95		$34.72	$31.63	$24.28	$24.86	$20.67
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.15)		(0.29)	(0.37)	(0.11)	0.03	(0.11)
Net realized and unrealized gain (loss)	(0.63)		(7.84)	7.10	8.43	0.27	5.89
Total from investment operations	(0.78)		(8.13)	6.73	8.32	0.30	5.78
Dividends and Distributions:
Distributions from realized gains	(3.30)		(3.64)	(3.64)	(0.97)	(0.88)	(1.59)
Total dividends and distributions	(3.30)		(3.64)	(3.64)	(0.97)	(0.88)	(1.59)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$18.87		$22.95	$34.72	$31.63	$24.28	$24.86
Total Return*	(2.80)%		-26.02%	23.89%	35.28%	1.70%	29.38%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$18,768		$22,533	$35,680	$32,790	$28,695	$29,894
Ratio of gross operating expenses to average net assets (2)	2.49	% (4)	2.15%	1.99%	1.68%	1.68%	1.75%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.48	)% (4)	(1.06)%	(1.20)%	(0.42)%	0.11%	(0.50)%
Portfolio Turnover Rate	6	% (5)	3%	10%	10%	2%	1%

	Energy & Basic Materials Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$12.43		$10.75	$8.24	$10.11	$14.44	$12.15
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.08		0.34	0.14	0.14	0.04	(0.07)
Net realized and unrealized gain (loss)	0.97		1.46	2.54	(2.01)	(4.37)	2.36
Total from investment operations	1.05		1.80	2.68	(1.87)	(4.33)	2.29
Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.12)	(0.17)	—	—	—
Total dividends and distributions	(0.36)		(0.12)	(0.17)	—	—	—
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$13.12		$12.43	$10.75	$8.24	$10.11	$14.44
Total Return*	8.53%		16.84%	32.86%	(18.50)%	(29.99)%	18.85%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,519		$1,523	$1,107	$942	$976	$1,783
Ratio of gross operating expenses to average net assets (3)	3.41	% (4)	3.22%	4.07%	3.65%	3.07%	3.51%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.24	% (4)	2.75%	1.37%	1.57%	0.35%	(0.53)%
Portfolio Turnover Rate	35	% (5)	43%	81%	63%	45%	61%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:

2.49	% (4)	2.15%	1.99%	1.68%	1.68%	1.75%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:

3.00	% (4)	3.00%	3.00%	3.00%	3.00%	3.00%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Financial Services Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$9.56		$11.72	$7.89	$8.92	$12.02	$10.56
Income (Loss) from Investment Operations:
Net investment loss (1)	—		(0.05)	(0.03)	(0.06)	(0.07)	(0.15)
Net realized and unrealized gain (loss)	0.65		(1.60)	4.20	(0.76)	(1.35)	1.61
Total from investment operations	0.65		(1.65)	4.17	(0.82)	(1.42)	1.46
Dividends and Distributions:
Distributions from realized gains	(0.47)		(0.51)	(0.34)	(0.21)	(1.68)	—
Total dividends and distributions	(0.47)		(0.51)	(0.34)	(0.21)	(1.68)	—
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$9.74		$9.56	$11.72	$7.89	$8.92	$12.02
Total Return*	7.01%		(14.74)%	54.37%	(9.60)%	(10.93)%	13.83%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,303		$1,044	$1,366	$944	$1,136	$1,411
Ratio of gross operating expenses to average net assets (2)	2.92	% (5)	3.30%	3.41%	3.51%	3.41%	3.42%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.08	% (5)	(0.43)%	(0.34)%	(0.66)%	(0.73)%	(1.29)%
Portfolio Turnover Rate	20	% (6)	39%	59%	71%	67%	52%

	Investment Quality Bond Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$9.23		$9.68	$9.79	$9.56	$9.31	$9.57
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.05		(0.10)	(0.06)	0.07	0.11	0.08
Net realized and unrealized gain (loss)	(0.01)		(0.23)	(0.03)	0.24	0.27	(0.21)
Total from investment operations	0.04		(0.33)	(0.09)	0.31	0.38	(0.13)
Dividends and Distributions:
Dividends from net investment income	(0.04)		—	(0.02)	(0.08)	(0.13)	(0.06)
Distributions from realized gains	—		(0.12)	—	—	—	(0.07)
Total dividends and distributions	(0.04)		(0.12)	(0.02)	(0.08)	(0.13)	(0.13)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$9.23		$9.23	$9.68	$9.79	$9.56	$9.31
Total Return*	0.39%		(3.39)%	(0.87)%	3.24%	4.14%	(1.34)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$11,174		$11,436	$12,020	$4,345	$4,243	$4,935
Ratio of gross operating expenses to average net assets (3),(4)	1.52	% (5)	1.91%	1.45%	1.37%	1.27%	1.54%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.10	% (5)	(1.11)%	-0.61%	0.71%	1.18%	0.87%
Portfolio Turnover Rate	1	% (6)	1%	62%	23%	11%	112%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:

2.92	% (5)	3.00%	3.01%	3.00%	3.00%	3.00%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:

1.52	% (5)	1.90%	1.45%	1.37%	1.27%	1.23%

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Municipal Bond Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2023		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Year/Period	$8.73		$9.01		$9.08		$9.02		$8.95		$9.24
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		(0.13)		(0.09)		—		0.01		0.05
Net realized and unrealized gain (loss)	0.00		(0.15)		0.03		0.07		0.07		(0.29)
Total from investment operations	(0.01)		(0.28)		(0.06)		0.07		0.08		(0.24)
Dividends and Distributions:
Dividends from net investment income	—		—		—		(0.01)		(0.01)		(0.05)
Return of Capital	—		—		(0.01)		—		—		—
Total dividends and distributions	—		—		(0.01)		(0.01)		(0.01)		(0.05)
Net Asset Value, End of Year/Period	$8.72		$8.73		$9.01		$9.08		$9.02		$8.95
Total Return*	(0.11)%		(3.11	)% #	(0.70	)% #	0.77	% #	0.88	% #	(2.66)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$599		$615		$770		$507		$557		$589
Ratio of gross operating expenses to average net assets (2),(4)	1.35	% (5)	2.58%		2.78%		2.35%		2.91%		3.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	(0.15	)% (5)	(1.43)%		-0.96%		0.04%		0.11%		0.46%
Portfolio Turnover Rate	1	% (6)	0%		82%		22%		2%		104%

	U.S. Government Money Market Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2023		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Year/Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.01	**	0.00	**	0.00	**	0.00	**	0.01		0.00	**
Net realized and unrealized gain (loss)	0.00		—		—		—		—		—
Total from investment operations	0.01	**	0.00	**	0.00	**	0.00	**	0.01		0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.01	) **	(0.00	) **	(0.00	) **	(0.00	) **	(0.01)		(0.00	) **
Distributions from realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.01	) **	(0.00	) **	(0.00	) **	(0.00	) **	(0.01)		(0.00	) **
Net Asset Value, End of Year/Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return*	1.27%		0.01%		0.02%		0.00%		1.09%		0.29%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,770		$5,108		$5,488		$5,213		$5,992		$7,656
Ratio of gross operating expenses to average net assets (3),(4)	0.90	% (5)	0.93%		1.07%		1.18%		1.24%		1.17%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.55	% (5)	0.02%		0.01%		0.28%		1.09%		0.29%
Portfolio Turnover Rate	N/A	(6)	N/A		N/A		N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:

1.35	% (5)	1.90%	1.52%	1.64%	1.41%	1.27%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:

0.90	% (5)	0.46%	0.02%	0.68%	1.24%	1.16%

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Aggressive Balanced Allocation Portfolio - Class I Shares

							For the Period
	Six Months Ended						December 29,
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	2017 (1) to
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$10.39		$12.53	$10.42	$9.94	$10.43	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.07		0.33	0.40	0.25	0.24	0.04
Net realized and unrealized gain (loss)	0.22		(1.35)	1.91	0.62	(0.45)	0.39
Total from investment operations	0.29		(1.02)	2.31	0.87	(0.21)	0.43
Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.37)	(0.12)	(0.28)	(0.27)	—
Distributions from realized gains	(0.61)		(0.75)	(0.08)	(0.11)	(0.01)	—
Total dividends and distributions	(0.68)		(1.12)	(0.20)	(0.39)	(0.28)	—
Net Asset Value, End of Year/Period	$10.00		$10.39	$12.53	$10.42	$9.94	$10.43
Total Return*	2.97%		(8.96)%	22.46%	8.76%	(1.81)%	4.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$801		$773	$842	$666	$595	$607
Ratio of gross operating expenses to average net assets (4)	2.55	% (3)	2.23%	2.39%	2.01%	3.01%	3.07	% (3)
Ratio of net operating expenses to average net assets (4)	0.99	% (3)	0.99%	0.93%	0.79%	0.60%	0.35	% (3)
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	1.40	% (3)	2.90%	3.44%	2.53%	2.47%	0.64	% (3)
Portfolio Turnover Rate	1	% (5)	2%	54%	3%	56%	8	% (5)

	Conservative Balanced Allocation Portfolio - Class I Shares

							For the Period
	Six Months Ended						December 29,
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	2017 (1) to
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$10.41		$12.00	$10.58	$10.20	$10.33	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.09		0.30	(0.02)	0.23	0.23	0.06
Net realized and unrealized gain (loss)	0.07		(1.01)	1.49	0.52	(0.16)	0.27
Total from investment operations	0.16		(0.71)	1.47	0.75	0.07	0.33
Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.29)	(0.05)	(0.24)	(0.20)	—
Distributions from realized gains	(0.44)		(0.59)	—	(0.10)	— **	—
Distributions from return of capital	—		—	—	(0.03)	—	—
Total dividends and distributions	(0.48)		(0.88)	(0.05)	(0.37)	(0.20)	—
Net Asset Value, End of Year/Period	$10.09		$10.41	$12.00	$10.58	$10.20	$10.33
Total Return*	1.64%		(6.39)%	13.94%	7.45%	0.84%	3.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,035		$1,960	$2,050	$1,656	$1,602	$937
Ratio of gross operating expenses to average net assets (4)	2.11	% (3)	2.01%	1.95%	1.60%	1.77%	2.59	% (3)
Ratio of net operating expenses to average net assets (4)	0.99	% (3)	0.99%	0.93%	0.79%	0.70%	0.49	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.79	% (3)	2.70%	(0.22)%	2.28%	2.32%	0.83	% (3)
Portfolio Turnover Rate	3	% (5)	11%	71%	12%	31%	4	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderate Balanced Allocation Portfolio - Class I Shares

							For the Period
	Six Months Ended						December 29,
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	2017 (1) to
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$10.75		$12.55	$10.69	$10.15	$10.43	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.07		0.33	(0.01)	0.22	0.28	0.05
Net realized and unrealized gain (loss)	0.12		(1.18)	2.02	0.67	(0.28)	0.38
Total from investment operations	0.19		(0.85)	2.01	0.89	(0.00)	0.43
Dividends and Distributions:
Dividends from net investment income	—		(0.34)	(0.08)	(0.24)	(0.28)	—
Distributions from realized gains	(0.59)		(0.61)	(0.07)	(0.11)	— **	—
Total dividends and distributions	(0.59)		(0.95)	(0.15)	(0.35)	(0.28)	—
Net Asset Value, End of Year/Period	$10.35		$10.75	$12.55	$10.69	$10.15	$10.43
Total Return*	1.89%		(7.36)%	19.01%	8.93%	0.31%	4.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,044		$1,134	$1,187	$967	$743	$588
Ratio of gross operating expenses to average net assets (4)	2.27	% (3)	2.11%	2.11%	1.70%	2.12%	2.87	% (3)
Ratio of net operating expenses to average net assets (4)	0.99	% (3)	0.99%	0.93%	0.79%	0.63%	0.36	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.45	% (3)	2.88%	(0.09)%	2.19%	2.79%	0.73	% (3)
Portfolio Turnover Rate	6	% (5)	2%	52%	8%	35%	7	% (5)

	Moderately Aggressive Balanced Allocation Portfolio - Class I Shares

							For the Period
	Six Months Ended						December 29,
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	2017 (1) to
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$10.58		$12.44	$10.48	$9.93	$10.35	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.08		0.32	(0.00)	0.22	0.28	0.03
Net realized and unrealized gain (loss)	0.16		(1.23)	2.14	0.59	(0.43)	0.32
Total from investment operations	0.24		(0.91)	2.14	0.81	(0.15)	0.35
Dividends and Distributions:
Dividends from net investment income	—		(0.36)	(0.08)	(0.25)	(0.27)	—
Distributions from realized gains	(0.58)		(0.59)	(0.10)	(0.01)	—	—
Total dividends and distributions	(0.58)		(0.95)	(0.18)	(0.26)	(0.27)	—
Net Asset Value, End of Year/Period	$10.24		$10.58	$12.44	$10.48	$9.93	$10.35
Total Return*	2.33%		(7.93)%	20.70%	8.14%	(1.18)%	3.50%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$675		$656	$693	$568	$380	$397
Ratio of gross operating expenses to average net assets (4)	2.36	% (3)	2.26%	2.50%	2.08%	2.62%	3.12	% (3)
Ratio of net operating expenses to average net assets (4)	0.99	% (3)	0.99%	0.93%	0.79%	0.65%	0.32	% (3)
Ratio of net investment income after expenses reimbursement/recoupment to average net assets (4)	1.47	% (3)	2.84%	0.03%	2.20%	2.84%	0.51	% (3)
Portfolio Turnover Rate	4	% (5)	0%	48%	8%	69%	0	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderately Conservative Balanced Allocation Portfolio - Class I Shares

							For the Period
	Six Months Ended						December 29,
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	2017 (1) to
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$9.95		$11.98	$10.36	$9.94	$10.25	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.07		0.32	(0.01)	0.24	0.26	0.04
Net realized and unrealized gain (loss)	0.15		(1.09)	1.78	0.53	(0.31)	0.21
Total from investment operations	0.22		(0.77)	1.77	0.77	(0.05)	0.25
Dividends and Distributions:
Dividends from net investment income	—		(0.32)	(0.01)	(0.26)	(0.26)	—
Distributions from realized gains	(0.71)		(0.94)	(0.14)	(0.09)	—	—
Total dividends and distributions	(0.71)		(1.26)	(0.15)	(0.35)	(0.26)	—
Net asset, end of year/period	$9.46		$9.95	$11.98	$10.36	$9.94	$10.25
Total Return *	2.38%		(7.19)%	17.26%	7.84%	(0.19)%	2.50%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$401		$495	$618	$836	$741	$743
Ratio of gross operating expenses to average net assets (4)	2.76	% (3)	2.50%	2.34%	1.85%	2.30%	2.37	% (3)
Ratio of net operating expenses to average net assets (4)	0.99	% (3)	0.99%	0.92%	0.79%	0.67%	0.41	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.40	% (3)	2.95%	(0.07)%	2.46%	2.67%	0.58	% (3)
Portfolio Turnover Rate	4	% (5)	10%	74%	11%	57%	0	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2022, through February 28, 2023.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 9/1/2022	Value - 2/28/2023	9/1/2022 - 2/28/2023*	[Annualized]
Actual Expenses - Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,059.60	$7.70	1.51%
Large Capitalization Value – Class A	1,000.00	1,057.30	9.75	1.91%
Large Capitalization Value – Class C	1,000.00	1,054.50	12.78	2.51%
Large Capitalization Growth – Class I	1,000.00	978.80	8.14	1.66%
Large Capitalization Growth – Class A	1,000.00	977.20	10.11	2.06%
Large Capitalization Growth – Class C	1,000.00	974.40	13.00	2.65%
Mid Capitalization – Class I	1,000.00	1,036.10	9.25	1.83%
Mid Capitalization – Class A	1,000.00	1,033.00	11.26	2.23%
Mid Capitalization – Class C	1,000.00	1,029.60	14.25	2.83%
Small Capitalization – Class I	1,000.00	999.10	9.62	1.94%
Small Capitalization – Class A	1,000.00	997.30	11.60	2.34%
Small Capitalization – Class C	1,000.00	996.60	14.54	2.94%
International Equity – Class I	1,000.00	1,119.10	13.61	2.59%
International Equity – Class A	1,000.00	1,116.40	15.81	3.01%
International Equity – Class C	1,000.00	1,114.10	18.77	3.58%
Health & Biotechnology – Class I	1,000.00	1,033.30	12.22	2.42%
Health & Biotechnology – Class A	1,000.00	1,031.00	14.20	2.82%
Health & Biotechnology – Class C	1,000.00	1,027.90	17.20	3.42%
Technology & Communications – Class I	1,000.00	972.00	12.17	2.49%
Technology & Communications – Class A	1,000.00	970.10	14.14	2.89%
Technology & Communications – Class C	1,000.00	967.70	17.03	3.49%
Energy & Basic Materials – Class I	1,000.00	1,085.30	15.51	3.00%
Energy & Basic Materials – Class A	1,000.00	1,082.80	17.56	3.40%
Energy & Basic Materials – Class C	1,000.00	1,079.90	20.63	4.00%
Financial Services – Class I	1,000.00	1,070.10	15.40	3.00%
Financial Services – Class A	1,000.00	1,067.70	17.43	3.40%
Financial Services – Class C	1,000.00	1,077.40	20.60	4.00%
Investment Quality Bond – Class I	1,000.00	1,003.90	7.56	1.52%
Investment Quality Bond – Class A	1,000.00	1,000.30	9.52	1.92%
Investment Quality Bond – Class C	1,000.00	997.70	13.13	2.65%
Municipal Bond – Class I	1,000.00	998.90	9.42	1.90%
Municipal Bond – Class A	1,000.00	996.50	11.39	2.30%
Municipal Bond – Class C	1,000.00	993.00	14.33	2.90%
U.S. Government Money Market – Class I	1,000.00	1,012.70	4.48	0.90%
U.S. Government Money Market – Class A	1,000.00	1,010.80	8.52	1.71%
U.S. Government Money Market – Class C	1,000.00	1,010.90	11.04	2.21%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value -9/1/2022	Value - 2/28/2023	9/1/2022 - 2/28/2023*	[Annualized]
Actual Expenses - Table 2: (Continued)
Aggressive Balanced Allocation - Class I	$1,000.00	$1,029.70	$4.98	0.99%
Aggressive Balanced Allocation - Class A	1,000.00	1,029.90	6.24	1.24%
Aggressive Balanced Allocation - Class C	1,000.00	1,025.60	9.99	1.99%
Conservative Balanced Allocation - Class I	1,000.00	1,016.40	4.95	0.99%
Conservative Balanced Allocation - Class A	1,000.00	1,015.80	6.19	1.24%
Conservative Balanced Allocation - Class C	1,000.00	1,011.70	9.93	1.99%
Moderate Aggressive Balanced Allocation - Class I	1,000.00	1,023.30	4.97	0.99%
Moderate Aggressive Balanced Allocation - Class A	1,000.00	1,021.40	6.21	1.24%
Moderate Aggressive Balanced Allocation - Class C	1,000.00	1,017.60	9.96	1.99%
Moderate Balanced Allocation - Class I	1,000.00	1,018.90	4.96	0.99%
Moderate Balanced Allocation - Class A	1,000.00	1,018.00	6.19	1.24%
Moderate Balanced Allocation - Class C	1,000.00	1,014.30	9.94	1.99%
Moderate Conservative Balanced Allocation - Class I	1,000.00	1,023.80	4.98	0.99%
Moderate Conservative Balanced Allocation - Class A	1,000.00	1,023.80	6.22	1.24%
Moderate Conservative Balanced Allocation - Class C	1,000.00	1,017.90	9.96	1.99%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 9/1/2022	Value - 2/28/2023	9/1/2022 - 2/28/2023*	[Annualized]
[5% Return Before Expenses] - Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,017.32	$7.54	1.51%
Large Capitalization Value – Class A	1,000.00	1,015.32	9.55	1.91%
Large Capitalization Value – Class C	1,000.00	1,012.35	12.52	2.51%
Large Capitalization Growth – Class I	1,000.00	1,016.57	8.29	1.66%
Large Capitalization Growth – Class A	1,000.00	1,014.56	10.30	2.06%
Large Capitalization Growth – Class C	1,000.00	1,011.63	13.24	2.65%
Mid Capitalization – Class I	1,000.00	1,015.71	9.16	1.83%
Mid Capitalization – Class A	1,000.00	1,013.71	11.16	2.23%
Mid Capitalization – Class C	1,000.00	1,010.76	14.11	2.83%
Small Capitalization – Class I	1,000.00	1,015.17	9.69	1.94%
Small Capitalization – Class A	1,000.00	1,013.18	11.69	2.34%
Small Capitalization – Class C	1,000.00	1,010.23	14.64	2.94%
International Equity – Class I	1,000.00	1,011.95	12.92	2.59%
International Equity – Class A	1,000.00	1,009.86	15.01	3.01%
International Equity – Class C	1,000.00	1,007.04	17.82	3.58%
Health & Biotechnology – Class I	1,000.00	1,012.78	12.09	2.42%
Health & Biotechnology – Class A	1,000.00	1,010.81	14.06	2.82%
Health & Biotechnology – Class C	1,000.00	1,007.83	17.03	3.42%
Technology & Communications – Class I	1,000.00	1,012.46	12.41	2.49%
Technology & Communications – Class A	1,000.00	1,010.44	14.43	2.89%
Technology & Communications – Class C	1,000.00	1,007.49	17.37	3.49%
Energy & Basic Materials – Class I	1,000.00	1,009.92	14.95	3.00%
Energy & Basic Materials – Class A	1,000.00	1,007.94	16.93	3.40%
Energy & Basic Materials – Class C	1,000.00	1,004.96	19.88	4.00%
Financial Services – Class I	1,000.00	1,009.92	14.95	3.00%
Financial Services – Class A	1,000.00	1,007.94	16.93	3.40%
Financial Services – Class C	1,000.00	1,004.96	19.88	4.00%
Investment Quality Bond – Class I	1,000.00	1,017.25	7.61	1.52%
Investment Quality Bond – Class A	1,000.00	1,015.28	9.59	1.92%
Investment Quality Bond – Class C	1,000.00	1,011.65	13.22	2.65%
Municipal Bond – Class I	1,000.00	1,015.37	9.49	1.90%
Municipal Bond – Class A	1,000.00	1,013.39	11.48	2.30%
Municipal Bond – Class C	1,000.00	1,010.41	14.46	2.90%
U.S. Government Money Market – Class I	1,000.00	1,020.34	4.50	0.90%
U.S. Government Money Market – Class A	1,000.00	1,016.32	8.54	1.71%
U.S. Government Money Market – Class C	1,000.00	1,013.81	11.06	2.21%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 9/1/2022	Value - 2/28/2023	9/1/2022 - 2/28/2023*	[Annualized]
[5% Return Before Expenses] - Table 2:
Aggressive Balanced Allocation - Class I	$1,000.00	$1,019.89	$4.96	0.99%
Aggressive Balanced Allocation - Class A	1,000.00	1,018.65	6.21	1.24%
Aggressive Balanced Allocation - Class C	1,000.00	1,014.93	9.94	1.99%
Conservative Balanced Allocation - Class I	1,000.00	1,019.89	4.96	0.99%
Conservative Balanced Allocation - Class A	1,000.00	1,018.65	6.20	1.24%
Conservative Balanced Allocation - Class C	1,000.00	1,014.93	9.94	1.99%
Moderate Aggressive Balanced Allocation - Class I	1,000.00	1,019.88	4.96	0.99%
Moderate Aggressive Balanced Allocation - Class A	1,000.00	1,018.65	6.20	1.24%
Moderate Aggressive Balanced Allocation - Class C	1,000.00	1,014.93	9.94	1.99%
Moderate Balanced Allocation - Class I	1,000.00	1,019.88	4.96	0.99%
Moderate Balanced Allocation - Class A	1,000.00	1,018.66	6.19	1.24%
Moderate Balanced Allocation - Class C	1,000.00	1,014.93	9.94	1.99%
Moderate Conservative Balanced Allocation - Class I	1,000.00	1,019.88	4.97	0.99%
Moderate Conservative Balanced Allocation - Class A	1,000.00	1,018.65	6.21	1.24%
Moderate Conservative Balanced Allocation - Class C	1,000.00	1,014.92	9.95	1.99%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in the reporting period).

Rev July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Saratoga Advantage Trust (“The Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

●    State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Saratoga-SA23

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2022, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Saratoga Advantage Trust

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 5/9/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 5/9/23

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 5/9/23

* Print the name and title of each signing officer under his or her signature.